As filed with the Securities and Exchange Commission on February 28, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica A. Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 – December 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

AUXIER FOCUS FUND
Semi-Annual Report
December 31, 2021
(Unaudited)
Fund Adviser:
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
Toll Free: (877) 3AUXIER or (877) 328-9437

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2021
1
Market Commentary
The US economy finished the year with the strongest Gross Domestic Product (GDP) growth since 1984, up 5.7%. Earnings for
S&P companies rebounded strongly from the 2020 pandemic lows, up nearly 50%. Share buybacks look like they will exceed
$850 billion, up 63% from 2020 and 16% from 2019. Companies in the S&P have retired over $5 trillion through buybacks the past decade. US stocks overall had a strong year with the DJIA up 20.95%, the S&P up 28.71%, and the Nasdaq gaining
21.39%. The extremely high level of emergency monetary and fiscal stimulus throughout 2021 kept money funds close to zero.
With borrowing rates at historic lows it was like an open bar for easy money. Nobody stops at one drink. Private equity and speculators gorged, leading to a number of asset bubbles throughout the economy. According to Grants, the fiscal and monetary response to the pandemic over the past two years was greater than the 1960s Great Society welfare program and the Vietnam War combined. M2 money supply jumped 41% and the Fed’s balance sheet doubled to $9 trillion.
Inflation a Top Concern for the Market
Inflation has been a growing concern over the last few months as consumer prices rose by 6.8% in November and 7% in
December, the fastest year-over-year increase since 1982. Recovery of the job market has contributed to rising inflation as the unemployment rate fell to 3.9%, nearing the pre-pandemic low of 3.5% in February of 2020. Average hourly wages increased by
4.7%, higher than the pre-pandemic average increase of 3%. According to the National Federation of Independent Business, about
49% of small businesses planned to raise their prices in the next three months. Starbucks recently raised prices 8%, the largest increase in 20 years, citing food, labor and transportation costs. For the full year 2022, Wells Fargo Investment Institute estimates that consumer inflation will average 5.3%. The trucking industry has also seen significant inflation as costs in the long-haul trucking sector annualized at 25% in December. Higher trucking costs are a significant contributor to rising consumer inflation due to nearly 75% of freight in the US being moved by trucks. In response to inflation, the Fed stated that they would double the pace of their previously announced QE tapering from $15 billion per month to $30 billion, now expected to end three months earlier in March. The Fed wants to end tapering before they begin to raise interest rates which are anticipated to be increased at least three times during 2022. By the end of 2022, rates could rise from their current range of 0%-0.25% to as high as 1%. Three
Fed officials now believe that interest rates could reach 2.125% by the end of 2023.
Long duration assets tend to suffer disproportionately when inflation and interest rates rise. With inflation running at 7% and the Fed Funds rate essentially zero, this is one of the largest negative real returns in history. Since 1965 the short term 3-Month
Treasury Bill has averaged over 5%, vs. 0.2 % today. Bonds have already started to suffer with the domestic Bloomberg Barclays
US Aggregate Bond Index down 1.54% for the full year. Foreign bonds declined 4.71% based on the Bloomberg Global
Aggregate Index. Since November we have seen a meaningful “de-risking” in the markets as the most overpriced, unprofitable companies have suffered sharp corrections. We still see historically wide spreads between the most expensive and least expensive stocks with many of the cheaper names outperforming. Assuming just a 3% inflation rate for 2022 there could be price/earnings compression for the major stock indexes from current levels. In numerous meetings with management teams we repeatedly hear concerns over labor and the sticky nature of wage demands. In addition, inflation appears understated as the real estate owners’
equivalent rent is far below reality, showing an artificially low 3.8% in December. The powerful global movement to decarbonize the planet and discourage fossil fuel investment has led to surging prices of natural gas, up 47%, and oil up over 50% in 2021. Petroleum is used in over 150 household products.
Market Gains Becoming More Concentrated
Over the last few years, the market has become increasingly driven by a smaller and smaller set of powerful platform companies. In mid-
December, five stocks, Microsoft, Apple, Alphabet, Nvidia and Tesla, accounted for 35% of the S&P’s advance. Tesla would need to decline over 70% to trade on par with the valuation of Toyota, the largest US auto seller. That could torpedo the index.

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2021
2

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2021
3
Contributors to the period: Our outlook on a cross section of positions with a positive impact on the portfolio for the peri-
od ended 12/31/2021.
The healthcare industry was a positive contributor for the Fund during the quarter thanks to a renewed push to expand the Medicare and Medicaid programs. Health insurers UnitedHealth, Anthem and Cigna enjoy solid fundamentals. In the fourth quarter,
UnitedHealth, the Fund’s largest holding, grew their net income to $4.19 billion compared to $2.35 billion in 2020. Over the last five years, UnitedHealth’s Medicare Advantage enrollment has increased at an average of 13% annually and they expect to add another 600,000 to 650,000 new members in 2022. According to MedPAC, the total enrollment in the Medicare program is expected to increase from about 62 million in 2021 to 78 million by 2030. Medicaid enrollment already reached record highs of over 80 million earlier in the year and continued expansion will benefit insurers. While the recent spending bill has been paused, the current administration has made healthcare expansion a priority and will likely break up the previous bill into smaller parts, making it more likely to be passed. These companies have remained resilient with consistent top-line growth throughout 2021 despite the pandemic headwinds impacting many other companies and industries. In addition to strong top-line performance, valuations for these health insurance companies are still relatively low when compared to the overall market. Our pharmaceutical company holdings such as
Pfizer and Johnson & Johnson have fared well during the pandemic due to their COVID-19 vaccines which have greatly boosted profits. Pfizer and Merck also each have pills recently approved by the FDA that are designed to treat COVID infection. Increased medical testing is driving gains at Becton Dickinson, Abbott Laboratories and Quest Diagnostics. Medical device companies like
Medtronic and Zimmer Biomet are trading at attractive discounts as elective procedure volumes remain pressured and delayed. The pandemic-driven postponement of elective procedures will likely reverse as time goes on and the virus’s impact lessens.
For the full year housing was exceptionally robust, driving strong gains in portfolio holdings Lowe’s, Home Depot, FirstService and D.R. Horton.
Detractors to the period: Our outlook on a cross section of portfolio positions with a negative return for the period ended 12/31/21:
The fintech sector which for us would include companies like Visa and
MasterCard has underperformed this quarter. Large amounts of capital have gone into the fintech space resulting in investments away from incumbents. BNPL (buy now pay later) became the hot payment disruptor, but regulators are now investigating this space as one third of users have already missed one payment.  The Visa and Mastercard networks are very powerful. Together they process over 900 million transactions daily and benefit from higher goods inflation. Once cross border payments (mainly payments people make when traveling) return to normal the stocks should rebound. Rising interest rates should continue to benefit financial services stocks that suffered with the Fed’s zero rate policy. In addition, nearly 72 million millennials are well on their way into adulthood, leading to an increase in household formations and the need for borrowing and other services. Companies we own such as Bank of
America, Franklin Resources and Bank of New York Mellon are some that we feel will benefit from this environment. The pricing environment for property casualty insurers is the best since 2003. Beneficiaries that we believe are undervalued include Berkshire
Hathaway, Travelers, AIG and Marsh & McLennan. Rising rates help to increase the value of insurance float too.
Positioning for Higher Inflation and Interest Rates
The level of greed and irrational exuberance in many speculative parts of the market in November was the highest I have witnessed since March of 2000. On average, since 1950, there have been two 5% corrections and one 10% correction a year. These help to purge market excesses and bad behavior, while unwinding leverage. With the rapid growth in exchange traded funds and algorithmic trading, we expect to see much greater volatility, especially with interest rates rising. Our approach tends to offer better relative performance in flat to down markets where rational investment selection and cumulative knowledge can greatly mitigate risk. We have met more management teams this past year than in any other year to drill down deeper on the operating reality of the businesses we own. There are good bargains in smaller, quality names. The valuation of the Fund portfolio is 15 times 2022 earnings vs. 20 times for the market as measured by the S&P. We find it important to be mindful of the power of compounding. We always look at the downside risk first. A steady 8% gain over three years outperforms gains of 50% in year one, 50% in year two, and a declining
50% in year three. As of this writing over 42% of the Nasdaq stocks have declined 50% or more from their 52-week highs. A 90%
decline requires a 1000% return to recover. When I first started in the business, inflation was running over 8%. I studied the prior
50 years to see what types of businesses survived and outperformed during high inflation. In general, winners had high integrity
Top Ten Equity Holdings % Assets
UnitedHealth Group, Inc. 7.2%
Microsoft Corp. 6.6%
Mastercard , Inc., Class A 5.1%
Bank of America Corp. 3.3%
Kroger Co. 3.2%
Bank of New York Mellon Corp. 3.2%
Anthem, Inc. 3.2%
Medtronic PLC 3.0%
Philip Morris International 2.9%
Johnson & Johnson 2.8%

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2021
4
management, strong franchises with products and services in constant demand, high returns on equity, nominal mandatory capital spending, rapid inventory turns, strong balance sheets and growing free cash flow. I have seen some of these businesses purchased at bargain prices that led to double and occasionally triple play returns that trounced inflation in the past. The same company characteristics still dominate the Fund portfolio today.
In Closing
I have found it helpful to study history and great investors who managed to endure and thrive during the most difficult economic conditions. J. Paul Getty, who did exceptionally well during the depths of the 1930s Great Depression, said, “For as long as I can remember, veteran businessmen and investors – I among them – have been warning about the dangers of irrational stock speculation and hammering away at the theme that stock certificates are deeds of ownership and not betting slips… The professional investor has no choice but to sit by quietly while the mob has its day, until the enthusiasm or panic of the speculators and non-professionals has been spent. He is not impatient, nor is he even in a very great hurry, for he is an investor, not a gambler or a speculator. The seeds of any bust are inherent in any boom that outstrips the pace of whatever solid factors gave it its impetus in the first place. There are no safeguards that can protect the emotional investor from himself.”
We appreciate your trust.
Jeff Auxier
Fund returns (i) assume the reinvestment of all dividends and capital gain distributions and (ii) would have been lower during the period if certain fees and expenses had not been waived. Performance shown is for the Fund’s Investor Class shares; returns for other share classes will vary. Performance for Investor Class shares for periods prior to December
10, 2004 reflects performance of the applicable share class of Auxier Focus Fund, a series of Unified Series Trust (the
“Predecessor Fund”). Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds. The performance of the Fund’s Investor Class shares for the period prior to December 10, 2004 reflects the expenses of the Predecessor Fund.
The Fund may invest in value and/or growth stocks. Investments in value stocks are subject to risk that their intrinsic value may never be realized and investments in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. In addition, the Fund may invest in mid-sized companies which generally carry greater risk than is customarily associated with larger companies. Moreover, if the Fund’s portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. An increase in interest rates typically causes a fall in the value of a debt security (Fixed-Income Securities Risk) with corresponding changes to the Fund’s value.
The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on 500 market-
capitalization-weighted widely held common stocks. The Dow Jones Industrial Average is a price weighted index designed to represent the stock performance of large, well-known U.S. companies within the utilities industry. The S&P 500 Equal Weight
Index (EWI) is the equal-weight version of the widely used S&P 500. The index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500 EWI is allocated a fixed weight (0.2%) of the index total at each quarterly rebalance. The MSCI Emerging Market Index captures mid and large caps across more than two dozen emerging market countries.
The index is a float-adjusted market capitalization index and represents 13% of global market capitalization. The 60/40 Hybrid of S&P 500 and Bloomberg Barclays U.S. Aggregate Bond Index is a blend of 60% S&P 500 Composite Index and 40% Barclays
U.S. Aggregate Bond Index, as calculated by the adviser, and is not available for direct investment. The Bloomberg Barclays US
Aggregate Bond Index, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index.
The MSCI China Index captures large and mid-cap representation across China A shares, H shares, B shares, Red chips, P chips and foreign listings (e.g., ADRs). CSI 300 Index is composed of 300 stocks with the largest market capitalization and most active liquidity from the entire basket of listed A share companies in China. The index aims to measure the overall performance of the A shares traded on Shanghai Stock Exchange and Shenzhen Stock Exchange. One cannot invest directly in an index or average.

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2021
5
Cash flow is the net amount of cash and cash-equivalents being transferred into and out of a business.
M2 money supply is a measure of the money supply that includes cash, checking deposits, and easily-convertible near money.
The views in this shareholder letter were those of the Fund Manager as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the
Fund’s investment methodology and do not constitute investment advice.

AUXIER FOCUS FUND
PERFORMANCE CHART AND ANALYSIS
December 31, 2021
6
The following chart reflects the change in the value of a hypothetical $10,000 investment in Investor Shares, including reinvested dividends and distributions, in the
Auxier Focus Fund (the “Fund”) compared with the performance of the benchmark, the S&P 500 Index (“S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the
Fund's classes includes the maximum sales charge of 5.75% (A Shares only) and operating expenses that reduce returns, while the total return of the S&P 500® does not include the effect of sales charges and expenses. A Shares are subject to a 1.00% contingent deferred sales charge on shares purchased without an initial sales charge and redeemed less than one year after purchase. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Investor Shares vs. S&P 500 Index
\
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares, A Shares and Institutional Shares are 1.09%, 1.52% and 1.09%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses) to 0.92%,
1.25% and 0.80% of the Investor Shares, A Shares and Institutional Shares, respectively, through October 31, 2022 (the “Expense Cap”). The Expense Cap may
be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the
Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 180 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (877) 328-9437 or visit www.auxierasset.com.
Performance for Investor Shares for periods prior to December 10, 2004, reflects performance and expenses of Auxier Focus Fund, a series of Unified Series Trust
(the “Predecessor Fund”). Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds.
Average Annual Total Returns
Periods Ended December 31, 2021 One Year Five Years Ten Years Since Inception
(1)
Investor Shares
20.03% 11.56% 10.20% 8.00%
S&P 500® Index (Since July 9, 1999)
28.71% 18.47% 16.55% 7.61%
A Shares (with sales charge)
(2)(3)
12.80% 9.92% 9.37% 7.63%
Institutional Shares
(3)
20.21% 11.73% 10.39% 8.08%
(1)
Institutional, A Shares and Investor Shares commenced operations on May 9, 2012, July 8, 2005 and July 9, 1999, respectively.
(2)
Due to shareholder redemptions on August 21, 2005, net assets of the class were zero from the close of business on that date until September 22, 2005. Financial information presented for the period August 21, 2005 to September 22, 2005 reflects performance of Investor Shares of the Fund.
(3)
For Institutional Shares, performance for the 10-year and since inception periods are blended average annual returns which include the returns of the Investor Shares prior to commencement of operations of the
Institutional Shares. For A Shares, performance for the since inception period is a blended average annual return which includes the return of the Investor Shares prior to commencement of operations of the A Shares.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2021
7
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 96.0%
Communications - 0.5%
55,425 America Movil SAB de CV, ADR $ 1,170,022
1,719 Cisco Systems, Inc./Delaware 108,933
10,750 Lumen Technologies, Inc. 134,912
6,642 Telefonica SA, ADR 28,162
4,081 ViacomCBS, Inc., Class B 123,165
1,565,194
Consumer Cyclical - 1.8%
3,576 Alibaba Group Holding, Ltd., ADR
(a)
424,793
1,241 Booking Holdings, Inc.
(a)
2,977,445
14,025 DR Horton, Inc. 1,521,011
4,923,249
Consumer Discretionary - 7.9%
150,710 Arcos Dorados Holdings, Inc., Class A
(a)
878,639
34,000 Becle SAB de CV 85,680
45,908 Comcast Corp., Class A 2,310,550
15,650 CVS Health Corp. 1,614,454
88,527 Discovery, Inc., Class A
(a)
2,083,926
4,641 Discovery, Inc., Class C
(a)
106,279
100 Domino's Pizza, Inc. 56,433
16,250 General Motors Co.
(a)
952,737
11,000 Grand Canyon Education, Inc.
(a)
942,810
193,644 Lincoln Educational Services Corp.
(a)
1,446,521
17,725 Lowe's Cos., Inc. 4,581,558
4,756 McDonald's Corp. 1,274,941
46,302 Sally Beauty Holdings, Inc.
(a)
854,735
3,870 The Home Depot, Inc. 1,606,089
12,850 Walmart, Inc. 1,859,266
4,550 Yum China Holdings, Inc. 226,772
7,050 Yum! Brands, Inc. 978,963
21,860,353
Consumer Staples - 15.2%
65,455 Altria Group, Inc. 3,101,912
34,455 British American Tobacco PLC, ADR 1,288,962
13,200 Coca-Cola HBC AG, ADR
(a)
460,284
3,135 Diageo PLC, ADR 690,139
50,327 Molson Coors Beverage Co., Class B 2,332,656
34,800 Monster Beverage Corp.
(a)
3,342,192
42,895 PepsiCo., Inc. 7,451,290
84,525 Philip Morris International, Inc. 8,029,875
42,300 The Coca-Cola Co. 2,504,583
195,126 The Kroger Co. 8,831,403
3,625 The Procter & Gamble Co. 592,978
57,921 Unilever PLC, ADR 3,115,571
41,741,845
Energy - 2.6%
136,810 BP PLC, ADR 3,643,250
7,430 Chevron Corp. 871,910
13,600 ConocoPhillips 981,648
7,800 Phillips 66 565,188
14,415 Valero Energy Corp. 1,082,711
7,144,707
Financials - 22.7%
53,260 Aflac, Inc. 3,109,851
49,495 American International Group, Inc. 2,814,286
2,480 Ameriprise Financial, Inc. 748,117
201,099 Bank of America Corp. 8,946,894
16,545 Berkshire Hathaway, Inc., Class B
(a)
4,946,955
61,374 Central Pacific Financial Corp. 1,728,906
25,975 Citigroup, Inc. 1,568,630
5,616 Colliers International Group, Inc. 834,818
91,268 Credit Suisse Group AG, ADR 879,824
5,616 FirstService Corp. 1,103,376
Shares Security Description Value
Financials - 22.7% (continued)
63,668 Franklin Resources, Inc. $ 2,132,241
2,025 Marsh & McLennan Cos., Inc. 351,985
38,815 Mastercard, Inc., Class A 13,947,006
1,100 PayPal Holdings, Inc.
(a)
207,438
150,625 The Bank of New York Mellon Corp. 8,748,300
17,918 The Travelers Cos., Inc. 2,802,913
3,200 U.S. Bancorp 179,744
15,249 Unum Group 374,668
30,600 Visa, Inc., Class A 6,631,326
6,200 Wells Fargo & Co. 297,476
62,354,754
Health Care - 25.6%
32,284 Abbott Laboratories 4,543,650
3,663 AbbVie, Inc. 495,970
18,731 Anthem, Inc. 8,682,568
8,500 Becton Dickinson and Co. 2,137,580
10,250 Biogen, Inc.
(a)
2,459,180
13,990 Cigna Corp. 3,212,524
44,608 Johnson & Johnson 7,631,090
80,518 Medtronic PLC 8,329,587
73,704 Merck & Co., Inc. 5,648,675
8,370 Organon & Co. 254,866
6,282 Pfizer, Inc. 370,952
18,797 Quest Diagnostics, Inc. 3,252,069
39,676 UnitedHealth Group, Inc. 19,922,907
903 Viatris, Inc. 12,218
26,750 Zimmer Biomet Holdings, Inc. 3,398,320
70,352,156
Industrials - 4.5%
30,135 CAE, Inc.
(a)
760,607
1,240 Caterpillar, Inc. 256,358
120,491 Corning, Inc. 4,485,880
3,695 FedEx Corp. 955,675
49,482 Gates Industrial Corp. PLC
(a)
787,259
85,521 Manitex International, Inc.
(a)
543,913
26,850 Raytheon Technologies Corp. 2,310,711
2,780 The Boeing Co.
(a)
559,670
7,795 United Parcel Service, Inc., Class B 1,670,780
12,330,853
Information Technology - 11.1%
1,926 Alphabet, Inc., Class A
(a)
5,579,699
29,660 Cerner Corp. 2,754,524
18,775 Cognizant Technology Solutions Corp.,
Class A 1,665,718
19,000 Forrester Research, Inc.
(a)
1,115,870
3,155 Meta Platforms, Inc., Class A
(a)
1,061,184
54,222 Microsoft Corp. 18,235,943
100 MSCI, Inc. 61,269
30,474,207
Materials - 3.8%
14,225 Celanese Corp., Class A 2,390,653
28,458 Corteva, Inc. 1,345,494
28,458 Dow, Inc. 1,614,138
25,464 DuPont de Nemours, Inc. 2,056,982
2,149 International Flavors & Fragrances, Inc. 323,747
26,505 LyondellBasell Industries NV, Class A 2,444,556
4,980 The Mosaic Co. 195,664
10,371,234
Transportation - 0.3%
3,110 Union Pacific Corp. 783,502
Total Common Stock (Cost $100,582,021) 263,902,054

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2021
8
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Principal
Security
Description Rate Maturity Value
Corporate Non-Convertible Bonds - 0.7%
Energy - 0.2%
$ 400,000 Energy
Transfer LP
(callable at
100)
(b)(c)
6.63% 02/15/45 $ 380,469
Financials - 0.5%
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
4.63  11/01/22 498,815
500,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(b)(c)
5.00  11/10/22 502,500
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  06/15/49 423,000
1,424,315
Total Corporate Non-Convertible Bonds (Cost
$1,756,522) 1,804,784
Investments, at value - 96.7% (Cost $102,338,543) $ 265,706,838
Other Assets & Liabilities, Net - 3.3% 9,205,835
Net Assets - 100.0% $ 274,912,673
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of
December 31, 2021.
(c) Perpetual maturity security.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 1,565,194 $ – $ – $ 1,565,194
Consumer Cyclical 4,923,249 – – 4,923,249
Consumer Discretionary 21,860,353 – – 21,860,353
Consumer Staples 41,741,845 – – 41,741,845
Energy 7,144,707 – – 7,144,707
Financials 62,354,754 – – 62,354,754
Health Care 70,352,156 – – 70,352,156
Industrials 12,330,853 – – 12,330,853
Information Technology 30,474,207 – – 30,474,207
Materials 10,371,234 – – 10,371,234
Transportation 783,502 – – 783,502
Corporate Non-
Convertible Bonds – 1,804,784 – 1,804,784
Investments at Value $ 263,902,054 $ 1,804,784 $ – $ 265,706,838
PORTFOLIO HOLDINGS
% of Total Net Assets
Communications 0.5%
Consumer Cyclical 1.8%
Consumer Discretionary 7.9%
Consumer Staples 15.2%
Energy 2.6%
Financials 22.7%
Health Care 25.6%
Industrials 4.5%
Information Technology 11.1%
Materials 3.8%
Transportation 0.3%
Corporate Non-Convertible Bonds 0.7%
Other Assets & Liabilities, Net 3.3%
100.0%

AUXIER FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021
9
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $102,338,543) $ 265,706,838
Cash 9,334,101
Receivables:
Fund shares sold 44,506
Dividends and interest 405,480
Prepaid expenses 21,427
Total Assets
275,512,352
LIABILITIES
Payables:
Fund shares redeemed 280,186
Distributions payable 113,953
Accrued Liabilities:
Investment Adviser fees 142,622
Trustees’ fees and expenses 142
Fund services fees 26,653
Other expenses 36,123
Total Liabilities
599,679
NET ASSETS
$ 274,912,673
COMPONENTS OF NET ASSETS
Paid-in capital $ 110,844,540
Distributable earnings 164,068,133
NET ASSETS
$ 274,912,673
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 5,381,416
A Shares 76,534
Institutional Shares 4,387,850
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $148,438,508) $ 27.58
A Shares (based on net assets of $2,161,203) $ 28.24
A Shares Maximum Public Offering Price Per Share (net asset value per share/(100%-5.75%)) $ 29.96
Institutional Shares (based on net assets of $124,312,962) $ 28.33
*Shares redeemed or exchanged within 180 days of purchase are charged a 2.00% redemption fee.

AUXIER FOCUS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2021
10
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,385) $ 2,450,434
Interest income 50,616
Total Investment Income
2,501,050
EXPENSES
Investment Adviser fees 1,072,987
Fund services fees 171,608
Transfer agent fees:
Investor Shares 26,421
A Shares 515
Institutional Shares 5,408
Distribution fees:
A Shares 2,906
Custodian fees 13,547
Registration fees:
Investor Shares 7,981
A Shares 2,310
Institutional Shares 7,990
Professional fees 24,070
Trustees' fees and expenses 3,820
Other expenses 105,608
Total Expenses 1,445,171
Fees waived
(279,499)
Net Expenses
1,165,672
NET INVESTMENT INCOME
1,335,378
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
1,656,699
Foreign currency transactions
(2)
Net realized gain
1,656,697
Net change in unrealized appreciation (depreciation) on investments
12,641,366
NET REALIZED AND UNREALIZED GAIN
14,298,063
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 15,633,441

AUXIER FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
11
See Notes to Financial Statements.
For the Six Months
Ended
December 31, 2021
For the Year
Ended
June 30, 2021
OPERATIONS Shares Shares
Net investment income $ 1,335,378 $ 2,770,668
Net realized gain 1,656,697 2,955,272
Net change in unrealized appreciation (depreciation) 12,641,366 62,170,452
Increase in Net Assets Resulting from Operations
15,633,441 67,896,392
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (3,650,878) (3,012,681)
A Shares (39,990) (59,813)
Institutional Shares (2,962,207) (2,336,853)
Total Distributions Paid
(6,653,075) (5,409,347)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 4,154,855 153,144 4,680,876 194,993
Institutional Shares 3,434,151 122,938 5,533,880 221,073
Reinvestment of distributions:
Investor Shares 3,486,919 127,842 2,896,793 123,714
A Shares 39,492 1,425 57,709 2,423
Institutional Shares 2,860,173 102,095 2,260,120 94,164
Redemption of shares:
Investor Shares (6,903,385) (254,118) (12,864,029) (546,001)
A Shares (412,699) (14,688) (1,131,536) (46,041)
Institutional Shares (2,992,985) (106,962) (6,341,551) (265,234)
Redemption fees:
Investor Shares
507
–
1,470
–
A Shares
5
–
27
–
Institutional Shares
401
–
1,162
–
Increase (Decrease) in Net Assets from Capital Share
Transactions 3,667,434 131,676 (4,905,079) (220,909)
Increase in Net Assets 12,647,800 57,581,966
NET ASSETS
Beginning of Period
262,264,873 204,682,907
End of Period
$ 274,912,673 $ 262,264,873

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
12
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2021
For the Years Ended June 30,
2021 2020 2019 2018 2017
INVESTOR SHARES
NET ASSET VALUE, Beginning of
Period
$ 26.69 $ 20.39 $ 22.34 $ 22.25 $ 21.95 $ 19.69
INVESTMENT OPERATIONS
Net investment income (a) 0.13 0.27 0.29 0.28 0.26 0.23
Net realized and unrealized gain
(loss)
1.45 6.59 (0.87) 1.18 1.28 2.59
Total from Investment Operations
1.58 6.86 (0.58) 1.46 1.54 2.82
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.28) (0.30) (0.29) (0.30) (0.25) (0.23)
Net realized gain
(0.41) (0.26) (1.08) (1.07) (0.99) (0.33)
Total Distributions to Shareholders
(0.69) (0.56) (1.37) (1.37) (1.24) (0.56)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 27.58 $ 26.69 $ 20.39 $ 22.34 $ 22.25 $ 21.95
TOTAL RETURN
5.95%(c) 34.03% (3.17)% 7.08% 6.97% 14.55%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 148,439 $ 142,915 $ 113,810 $ 137,995 $ 161,032 $ 185,363
Ratios to Average Net Assets:
Net investment income 0.94%(d) 1.13% 1.34% 1.25% 1.14% 1.11%
Net expenses 0.92%(d) 0.92% 0.95% 0.98% 0.98% 1.03%
Gross expenses (e) 1.07%(d) 1.09% 1.10% 1.11% 1.10% 1.16%
PORTFOLIO TURNOVER RATE 1%(c) 1% 2% 3% 3% 5%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
13
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2021
For the Years Ended June 30,
2021 2020 2019 2018 2017
A SHARES
NET ASSET VALUE, Beginning of
Period
$ 27.20 $ 20.76 $ 22.70 $ 22.56 $ 22.23 $ 19.90
INVESTMENT OPERATIONS
Net investment income (a) 0.08 0.19 0.23 0.22 0.20 0.19
Net realized and unrealized gain
(loss)
1.49 6.72 (0.89) 1.21 1.29 2.61
Total from Investment Operations
1.57 6.91 (0.66) 1.43 1.49 2.80
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.12) (0.21) (0.20) (0.22) (0.17) (0.14)
Net realized gain
(0.41) (0.26) (1.08) (1.07) (0.99) (0.33)
Total Distributions to Shareholders
(0.53) (0.47) (1.28) (1.29) (1.16) (0.47)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 28.24 $ 27.20 $ 20.76 $ 22.70 $ 22.56 $ 22.23
TOTAL RETURN(c)
5.82%(d) 33.60% (3.47)% 6.80% 6.68% 14.28%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 2,161 $ 2,443 $ 2,770 $ 2,664 $ 2,782 $ 2,797
Ratios to Average Net Assets:
Net investment income 0.59%(e) 0.78% 1.06% 0.98% 0.87% 0.91%
Net expenses 1.25%(e) 1.25% 1.25% 1.25% 1.25% 1.25%
Gross expenses (f) 1.57%(e) 1.52% 1.51% 1.53% 1.44% 1.54%
PORTFOLIO TURNOVER RATE 1%(d) 1% 2% 3% 3% 5%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Total Return does not include the effect of front end sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
14
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2021
For the Years Ended June 30,
2021 2020 2019 2018 2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 27.38 $ 20.88 $ 22.81 $ 22.66 $ 22.29 $ 19.96
INVESTMENT OPERATIONS
Net investment income (a) 0.15 0.31 0.33 0.33 0.31 0.28
Net realized and unrealized gain
(loss)
1.49 6.75 (0.88) 1.19 1.30 2.61
Total from Investment Operations
1.64 7.06 (0.55) 1.52 1.61 2.89
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.28) (0.30) (0.30) (0.30) (0.25) (0.23)
Net realized gain
(0.41) (0.26) (1.08) (1.07) (0.99) (0.33)
Total Distributions to Shareholders
(0.69) (0.56) (1.38) (1.37) (1.24) (0.56)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 28.33 $ 27.38 $ 20.88 $ 22.81 $ 22.66 $ 22.29
TOTAL RETURN
6.03%(c) 34.19% (3.00)% 7.24% 7.20% 14.72%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 124,313 $ 116,907 $ 88,103 $ 90,958 $ 71,644 $ 59,518
Ratios to Average Net Assets:
Net investment income 1.07%(d) 1.25% 1.51% 1.43% 1.34% 1.32%
Net expenses 0.80%(d) 0.80% 0.80% 0.80% 0.80% 0.86%
Gross expenses (e) 1.07%(d) 1.09% 1.10% 1.10% 1.10% 1.16%
PORTFOLIO TURNOVER RATE 1%(c) 1% 2% 3% 3% 5%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021
15
Note 1. Organization
The Auxier Focus Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value.
The Fund currently offers three classes of shares: Investor Shares, A Shares and Institutional Shares. A Shares are offered at net asset value plus a maximum sales charge of 5.75%. A Shares are also subject to contingent deferred sales charge (“CDSC”) of 1.00% on purchases without an initial sales charge and redeemed less than one year after they are purchased. Investor Shares and Institutional
Shares are not subject to a sales charge. Investor Shares, A Shares and Institutional Shares commenced operations on July 9, 1999,
July 8, 2005 and May 9, 2012, respectively. The Fund’s investment objective is to provide long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.
Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”)
if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021
16
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2021, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of
2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021
17
the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of December 31, 2021, the Fund had $9,084,101 at U.S. Bank that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – Auxier Asset Management LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.80%
of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for A Shares of the Fund in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of A Shares. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.
For the period ended December 31, 2021 , there were no front-end sales charges assessed on the sale of A Shares and no contingent deferred sales charges were assessed on the sale of A Shares.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special
Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses ) to 0.92%, 1.25% and 0.80% of the Investor Shares, A Shares and Institutional
Shares, respectively , through at least October 31, 2022. These contractual waivers may only be raised or eliminated with consent of the Board. Other fund service providers have voluntarily agreed to waive a portion of their fees. These voluntary reductions may be reduced or eliminated at any time. For the period ended December 31, 2021 , the fees waived and expenses reimbursed were as follows:

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2021
18
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii)
the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2021 , $1,208,600 is subject to recapture by the Adviser. Other Waivers are not eligible for recoupment.
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended December 31, 2021 , totaled $1,750,593 and $4,785,470 .
Note 7. Federal Income Tax
As of December 31, 2021 , cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
As of June 30, 2021, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales and equity return of capital.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 234,099 $ 45,400 $ 279,499
Gross Unrealized Appreciation $ 169,307,582
Gross Unrealized Depreciation (5,939,287)
Net Unrealized Appreciation $ 163,368,295
Undistributed Ordinary Income
$ 1,356,148
Undistributed Long-Term Gain
3,030,553
Unrealized Appreciation
150,701,066
Total
$ 155,087,767

AUXIER FOCUS FUND
ADDITIONAL INFORMATION
December 31, 2021
19
Investment Advisory Agreement Approval
At the December 10, 2021 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator, Apex Fund Services. During its deliberations, the Board received an oral presentation from the Adviser, and was advised by Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and net expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from a senior representative of the Adviser, and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the
Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser providing services to the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board also considered the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Fund, and that the Adviser has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index. The Board observed that the Fund underperformed the S&P 500 Index, the
Fund’s primary benchmark index, for the one-, three-, five-, and 10-year periods ended September 30, 2021, and outperformed the benchmark for the period since the Fund’s inception on July 9, 1999. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic Insight (“Strategic Insight”) as having characteristics similar to the
Fund. The Board observed that the Fund underperformed the median of its Strategic Insight peer group for the one-, three-, and five-, and 10-year periods ended September 30, 2021. The Board noted the Adviser’s representation that the Fund’s underperformance relative to the benchmark index and peers could be attributed, in part, to the Adviser’s conservative approach to asset allocation, which tends to underperform the benchmark index during years of upward trending markets, and to the Fund’s material cash position, which is designed to result in preservation of capital in all markets. The Board noted the Adviser’s representation that the Fund seeks capital appreciation over the long-term and that, in the Adviser’s view, the Fund executed its investment objective without taking on undue risk, as evidenced by the Fund having outperformed its benchmark index since its inception on both a cumulative and average annual basis. Based on the Adviser’s investment style and the foregoing performance information, among other applicable considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued
management of the Fund.

AUXIER FOCUS FUND
ADDITIONAL INFORMATION
December 31, 2021
20
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and net expense ratios in the Fund’s Strategic Insight peer group. The Board observed that the Adviser’s actual advisory fee rate was higher than the median of its Strategic Insight peer group and that the Fund’s total expense ratio was lower than the median of the Strategic Insight peer group. The Board also observed that the actual advisory fee rates and actual total expense ratios for each of the Strategic Insight peers, including the Fund, were closely aligned. The Board further noted the
Adviser’s representation that it had lowered the contractual advisory fee rate in November 2016 and lowered the expense caps applicable to certain classes of shares within the last several years, including a lowering of the expense cap for the Investor Class shares in September 2019 and again in September 2020. Based on the foregoing and other relevant factors, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of costs and profitability of its Fund activities. The Board noted the Adviser’s belief that its profit margin from the Fund was reasonable considering the services provided and that the Fund required significantly more attention and resources than other accounts managed by the Adviser. The Board also noted the Adviser’s representation that the Adviser was subsidizing the Fund’s operations by forgoing a portion of its advisory fee under the terms of the contractual expense cap agreement. Based on these and other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the Board concluded that the Adviser’s costs of services and profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board considered whether the Fund could benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board reviewed relevant materials and discussed whether the use of breakpoints would be appropriate at this time. Noting the relatively stable asset levels in the Fund over the past year and the existence of the Adviser’s ongoing expense limitation arrangements, the Board concluded that the advisory fee remained reasonable in light of the current information provided to the Trustees with respect to economies of scale.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the
Adviser from its relationship with the Fund were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the
Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory
Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the

AUXIER FOCUS FUND
ADDITIONAL INFORMATION
December 31, 2021
21
liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period
July 1, 2020 through June 30, 2021 in order to prepare a written report to the Board for review at its meeting held on September 9,
2021.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (877) 328-9437 and on the SEC’s website at www.sec.gov.
The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 328-9437 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees and CDSC fees, and (2) ongoing costs, including management fees,
12b-1 fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July
1, 2021 through December 31, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be

AUXIER FOCUS FUND
ADDITIONAL INFORMATION
December 31, 2021
22
used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees, and CDSC fees.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
July 1, 2021
Ending
Account Value
December 31, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Investor Shares
Actual $ 1,000.00 $ 1,059.54 $ 4.78 0.92%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.57 $ 4.69 0.92%
A Shares
Actual $ 1,000.00 $ 1,058.18 $ 6.48 1.25%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.90 $ 6.36 1.25%
Institutional Shares
Actual $ 1,000.00 $ 1,060.31 $ 4.15 0.80%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.17 $ 4.08 0.80%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

AUXIER FOCUS FUND
FOR MORE INFORMATION
P.O. Box 588
Portland, Maine 04112
(877) 3AUXIER
(877) 328-9437
INVESTMENT ADVISER
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
204-SAR-1221

SEMI-ANNUAL REPORT
(Unaudited)
DECEMBER 31, 2021

DF DENT GROWTH FUNDS
TABLE OF CONTENTS
DECEMBER 31, 2021
DF Dent Growth Funds
Performance 1
DF Dent Premier Growth Fund
A Message to Our Shareholders 2
Management Discussion of Fund Performance 9
Performance Chart and Analysis 15
Schedule of Investments 16
Statement of Assets and Liabilities 18
Statement of Operations 19
Statements of Changes in Net Assets 20
Financial Highlights 21
DF Dent Midcap Growth Fund
Performance Chart and Analysis 22
Schedule of Investments 24
Statement of Assets and Liabilities 26
Statement of Operations 27
Statements of Changes in Net Assets 28
Financial Highlights 29
DF Dent Small Cap Growth Fund
Performance Chart and Analysis 32
Schedule of Investments 34
Statement of Assets and Liabilities 36
Statement of Operations 37
Statements of Changes in Net Assets 38
Financial Highlights 39
DF Dent Growth Funds
Notes to Financial Statements 41
Additional Information 46

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
PERFORMANCE
DECEMBER 31, 2021
Performance for the three DF Dent Growth Funds (for periods ending 12/31/2021 ) is detailed in the table below.
N/A - Periods which exceed the life of the particular fund.
1
Institutional Shares commenced operations on November 29, 2017 and November 20, 2017 for the DF Dent
Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively. Performance for the five year and since inception periods are a blended average annual return, which include the returns of the Investor Shares prior to the commencement of the Institutional Shares. Cumulative performance reflects a blended return, too.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 233-3368. Returns greater than one year are annualized, except cumulative returns.
DF Dent
Premier Growth Fund
DF Dent
Midcap Growth Fund
Institutional Shares
1
DF Dent
Small Cap Growth Fund
Institutional Shares
1
Benchmark S&P 500® Index Russell Midcap Growth Index Russell 2000 Growth Index
6 Months
Fund + 6.65% + 4.92% + 6.92%
Benchmark + 11.67% + 2.07% - 5.64%
Fund vs Benchmark - 5.02% + 2.85% + 12.56%
12 Months
Fund + 17.13% + 12.31% + 14.71%
Benchmark + 28.71% + 12.73% + 2.83%
Fund vs Benchmark - 11.58% - 0.42% + 11.88%
3 Years
Fund + 29.02% + 27.20% + 28.28%
Benchmark + 26.07% + 27.46% + 21.17%
Fund vs Benchmark + 2.95% - 0.26% + 7.11%
5 Years
Fund + 23.60% + 21.96% + 19.18%
Benchmark + 18.47% + 19.83% + 14.53%
Fund vs Benchmark + 5.13% + 2.13% + 4.65%
10 Years
Fund + 17.29% + 17.18% N/A
Benchmark + 16.55% + 16.63% N/A
Fund vs Benchmark + 0.74% + 0.55% N/A
Since Inception
Fund + 11.18% + 15.86% + 14.56%
Benchmark + 9.09% + 14.41% + 11.55%
Fund vs Benchmark + 2.09% + 1.45% + 3.01%
Cumulative Since Inception
Fund + 775.16% + 369.25% + 203.45%
Benchmark + 492.76% + 311.25% + 144.10%
Fund vs Benchmark + 282.40% + 58.00% + 59.35%
Inception Date 07/16/2001 07/01/2011 11/01/2013

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2021
Dear Fellow Shareholders,
The DF Dent Premier Growth Fund’s (the “Fund”) total return in 2021 of +17.13% followed returns of +28.33%
in 2020 and +42.90% in 2019 resulting in the three-year annualized return of +29.02%. This represents the strongest three-year return in your Fund’s history.
2021 in Review
Although the Fund’s +17.13% return in 2021 underperformed the S&P 500® Index (the “Index”), which is used as a benchmark, this return was still well above the Fund’s +11.18% annual return over the life of the Fund.
The Fund continued to be overweighted in the Health Care Sector, which made the strongest contribution to the 2021 performance. The Fund was approximately equal weighted with the Index in Information Technology.
As discussed in this report’s Management Discussion of Fund Performance following this letter, your Fund’s emphasis on high-growth software companies caused the bulk of the underperformance within this Sector. We reported returns of over 100% for some of these companies in last year’s 12/31/2020 report and trimmed positions in 2021. However, some of these companies experienced contraction in their valuations in 2021 and growth in earnings wasn’t enough to offset the decline. At the same time the “mega cap” companies, which we define as companies with over $100 billion in market capitalization, continued to be investor favorites and experienced strong performance. These companies are capitalization weighted in the Index and therefore, have a substantial impact on Index returns. Your Fund has maintained large positions in Alphabet (GOOG) and
Amazon (AMZN) but remained underweighted relative to the Index in this mega cap group.
While the market was buffeted by hospitalization rates, positivity rates, and infection rates of COVID and the arrival of the new variants, Delta and Omicron, your Fund’s investments in the life sciences companies Bio-
Techne (TECH), Thermo Fisher (TMO), and Danaher (DHR) continued to perform well. These companies are engaged in the discovery and development of products used in testing, vaccine discovery, vaccine production, and drug discovery to combat COVID and other pathogens.
The market’s strength in 2021 was sustained by stimulative monetary and fiscal policies. More on this in the
Market Thoughts section at the end of this Letter.
Expense Ratio Reduction
Prior to 11/1/2019, your Fund’s Adviser, D.F. Dent and Company, had agreed to maintain your Fund’s expense ratio at a net 1.10% on the first $150 million of net assets and 0.90% on net assets exceeding $150 million by reimbursing expenses and waiving management fees. As of 11/1/2019, your Fund’s Adviser agreed to cap the expense ratio at 0.99% by further reimbursing expenses and waiving a portion of its management fees.
Since your Fund’s inception, 11/1/2019 was the third reduction in the expense ratio reflective of the growth in Fund assets. Your 2021 expense ratio of 0.99% was the lowest in the Fund’s history as we passed on to shareholders the economies of scale resulting from the Fund’s growth in assets under management.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2021
Brokerage trading commissions were once again less than $.01 per share of the Fund for the entire year of
2021.
Portfolio Turnover
For the calendar year 2021, portfolio turnover was 12.07%, below the 16.6% average for the life of your Fund.
Low turnover is another factor in keeping expenses down.
Asset Allocation*
*
Percentage calculated based on total value of investments for the period ended December 31, 2021.
For the above table, we define the mid-cap range as $3.0 to $20.0 billion and define small and large cap as below and above this range, respectively. Regarding the seven companies in the Fund portfolio that have market capitalizations exceeding $100.0 billion, we have defined mega cap as companies with market capitalizations over $100.0 billion and large cap as companies with market capitalizations in the $20.0 to $100.0 billion range.
Market Review and Outlook
Stimulative fiscal and monetary policies have contributed to strong equity market performance over the past year. Major U.S. equity markets surged in the fourth quarter, extending the gains of 2021 as the S&P 500 rose an impressive 28.71% for the year, marking the third consecutive year of double-digit gains. 2021 began as a continuation of late 2020 when the approval and roll-out of COVID vaccines lifted value stocks over growth stocks, lower quality over higher quality, and small cap over large cap. However, the “re-opening trade” paused in the second quarter. Some of the year’s early value leadership trends reversed, and your Fund’s performance exceeded the Index. The market moved steadily higher until volatility emerged in September amid fears of COVID variants, slowing economic growth, and rising inflation. The volatility in the fall ultimately led the way for a large market surge to end the year, even as the highly contagious Omicron variant emerged and investors grappled with Federal Reserve plans to tighten policy. After a broadening of market participation in late 2020 and the first quarter of 2021, much of the market gains for the remainder of the year were concentrated in a handful of mega-cap technology stocks. Large cap growth companies, as measured by the Russell 1000 Growth Index outperformed their small cap peers (the Russell 2000 Growth Index) by nearly 25 percentage points while the
200 largest mega-cap growth companies outperformed small cap growth companies by almost 30 percentage points in 2021, the biggest differentials in over two decades.
Mega Capitalization 37.16%
Large Capitalization 43.55%
Mid Capitalization 19.23%
Small Capitalization 0.00%
Reserve Funds 0.06%
Total Fund 100.00%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2021
Source: FactSet; The Russell Top 200 Growth Index represents the 200 companies with the largest market capitalizations within the Russell Growth Indices.
Portfolio Thoughts
For 4Q21 and the full year 2021 your Fund underperformed the Index, being hurt by two main factors. First, owning mega-caps mattered. As an all cap Fund, the portfolio includes small, mid, large and mega cap companies, ranging in market capitalization from $4.9 billion to $1.9 trillion, which made comparisons against an index that is predominately mega cap challenging in 2021. The Index includes 91 companies with market capitalizations exceeding $100 billion with the 10 largest contributing 10.7 percentage points of the Index’s 28.71% return in 2021. That’s approximately one-third of the Index’s return coming from 2% of the companies in 2021! As an all cap Fund, the portfolio holds both Amazon (AMZN) and Alphabet (GOOG) which are among the top holdings the Index; however, we take a balanced approach and spread investments more widely across market cap categories. We have found success over the years in identifying and researching great companies in the small and midcap space and holding them as they potentially compound into mid and large cap companies – Visa (V)
and Danaher (DHR) are two examples. We remain committed to this strategy and believe it is a great way to earn above-market returns for our shareholders over a market cycle.
Second, our all cap portfolio was hurt by a few companies that encountered stock-specific difficulties. Some of these businesses are still being negatively impacted by the global pandemic but should rebound as the economy continues to recover. These stocks exhibit traits that we look for in great companies: niche dominating businesses; sustainable growth, industries with the wind at their back; and excellent management teams. In each case, we see strong long-term return potential.
Visa, Inc. (V) and Mastercard (MA) are two such stocks. They operate the world’s two largest digital payment networks and have very attractive business models. The stocks have been negatively impacted by several factors in our view. First, COVID surges throughout the year led to increasing restrictions in certain geographies and further pushed out a recovery in international travel volume, adversely impacting revenue and profitability.
Second, Amazon UK announced it will no longer accept Visa credit cards. This embargo appears to us to be part

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2021
of a negotiation over card fees. While the overall impact to revenues would be minimal, the market was spooked by the move. Visa has seen similar high-profile disputes with other merchants in recent years before the companies ultimately signed new agreements, and we expect a similar resolution in this case. Third, the market wrestled with changes in the payments landscape - such as the trend toward “buy now, pay later” transactions and the growing popularity of cryptocurrencies - and their impact on legacy players. Given the size and growth of the digital payments market, we expect it will perpetually attract investment from new and existing companies.
For their part, Visa and Mastercard have considerable technology advantages and entrenched relationships with consumers, merchants, and financial institutions. The companies have been adept at staying at the forefront of payments trends and enabling new forms of payment flows as they develop. We continue to believe both businesses remain well-positioned and have a long growth runway. With lower valuation multiples coinciding with above-trend near-term growth, we believe prospects for the stocks are favorable as we enter 2022.
Your Fund added three new companies to the portfolio in the past 6 months: Sprout Social, Inc. (SPT), Coupa
Software (COUP), and WillScot Mobile Mini Holdings (WSC). Roper Technologies and Envestnet were eliminated.
We ended 2021 with 44 names in the portfolio.
New Positions
Sprout Social, Inc. (SPT) is a software company based in Chicago that enables businesses to manage their social media presence in one central location for hundreds of social networks, including Facebook,
Instagram, Twitter, LinkedIn, Google, Reddit, Glassdoor and YouTube. Led by co-founder and CEO Justyn
Howard, Sprout Social has a unique and efficient in-bound sales model whereby ~80% of revenue from new customers in 2020 was from unpaid channels. In addition, Sprout Social is differentiated by its easy-to-trial and easy-to-support platform which leverages a single unified code-base. Sprout Social has almost 30,000 customers today, but that compares to the more than 200 million businesses registered on Facebook’s properties.
Coupa Software (COUP) is a leading provider of cloud-based business spend management software.
The company provides businesses with tools to track, analyze, and optimize their spending. Customers can also transact with vendors directly through the company’s platform. Coupa has more than 700 customers, largely concentrated in enterprise and mid-market companies, and the annual spend under management on its platform was roughly $400 billion in 2018. The company was founded in 2006 and is headquartered in San Mateo, CA.
WillScot Mobile Mini Holdings (WSC) is a specialty rental company that provides temporary modular space and storage solutions (offices, workspaces, storage containers, etc.) to a variety of construction/
commercial/industrial end markets. It operates primarily in the United States but also has a small footprint in the United Kingdom and Canada. We view WillScot as a high-quality company with good revenue visibility and a diverse end customer base. Unit economics are impressive with long asset lives (20-plus years) and a quick payback on invested capital. WillScot is by far the largest operator in the space, and the company’s size provides scale and density advantages with a large branch network and salesforce.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2021
Market Thoughts
As we look forward into 2022, we expect that markets could be in for a period of transition. News regarding corporate profits, GDP growth, inflation, and interest rates will likely be perceived as less positive than in the recent past. In our view, this could result in more volatility and deeper corrections. This is not necessarily the end of the bull market, or put another way, the basis for a bear market. The latter is usually caused by a recession, restrictive monetary policy, or a black swan event. We don’t foresee the first two on the horizon, and by definition, the third factor is entirely unpredictable. Economic growth is slowing, but from a high level, and remains robust by historical standards. U.S. households hold over $2 trillion in excess cash, so investment and consumption are likely to continue to be strong amid pent-up demand. Regarding monetary policy, the Federal
Reserve plans to begin raising rates in spring of 2022, but will likely be reluctant to raise them too much or too quickly. While the old belief was that the neutral rate of interest was closer to 4.0%, current expectations are more in the 2.5% area.
Of course, the trajectory of inflation is a key factor governing Fed policy and impacting economic growth. At the start of 2021, inflation was benign, with prices rising 1.4% year-over-year. However, by mid-year, supply tightness, logistics issues and pent-up demand bolstered by stimulus led to sharp increases in prices year-over-year (7%
in December). The Consumer Price Index (CPI)
1
rose to rates not seen in four decades. Investors, economists, business owners, and casual market observers have debated the “transitory” or “persistent” nature of price increases, and it remains unclear how the inflation picture will play out in 2022 and beyond. In our view, inflation rates are likely to decline in 2022 but not down to the Fed target of 2.0%. Some of the same factors that we expect to sustain economic growth mentioned above may also prolong inflationary pressures. At the same time, global supply chain pressures appear to be easing, and as the pandemic recedes, durable goods prices may ease as consumers shift some spending from goods to services. Base effects (i.e., growth off of a higher base) also means that year-over-year comparisons will ease. Longer term, rising wages pose a risk. The so-
called “wage/price spiral”-- which occurs when workers demand an increase in wages to offset rising prices, but business owners raise prices to offset rising labor costs -- may mean sustained higher inflation and more consequential interest rate hikes. But make no mistake about it, monetary policy is being reversed from what we have experienced in the last two years when the Fed expanded liquidity within the markets to counteract the negative economic impact of the pandemic. By tapering its open market purchases of government and corporate debt while announcing future increases in interest rates, we believe the Fed is sending strong signals to the markets of its intention to put a lid on inflation.
As we look to equity markets, the main question is how these factors will impact both earnings growth and valuations in 2022. Corporate earnings and profit margins surpassed expectations in 2021, with expected record-high S&P 500 earnings growth of +45% for the year (albeit off of a COVID-depressed base), according to FactSet. Notably, growth expectations moved consistently higher over the course of the year. Phenomenal market returns were driven entirely by earnings growth, as the price-to-earnings ratios
2
of most major indices
1
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.
2
The price-to-earnings ratio is the ratio for valuing a company that measures its current share price relative to its earnings per share.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2021
declined. While earnings growth will decelerate next year, the estimated growth rate for 2022 of 9.2% remains above the trailing 10-year average of 5.0% for the period from 2011-2020 (FactSet). On the downside, however, inflation could begin to impact profit margins, earnings, and valuation multiples.
While the bull market may not be over, we do expect that returns will trend back towards normal historical levels. The S&P 500 has had an annualized gain of 10.4% since 1957, the year it was introduced, through last year. However, over the last three years, the index generated annualized gains of 26.1%, a trend that is likely unsustainable. We continue to believe that the conditions described bode well for active stock selection, and we remain focused on our bottom-up research and proven strategy of owning high quality companies that can grow their earnings throughout a variety of conditions. Over time, this course has generated above-market returns for our clients.
While the tumult of the last year and the recent underperformance of our portfolio has been frustrating, we are confident in the companies in our portfolio and their ability to compound growth over time. It is during times of underperformance that we are reminded of the importance of sticking to our strategy. We are also grateful for our team-oriented approach, which is key to how we manage your assets. Our research approach is collaborative from start to finish. Multiple people, with a diversity of backgrounds and thought, are involved in every decision that is made. We believe this helps us avoid blind spots and falling prey to various behavioral pitfalls that can plague investors.
Following a difficult two years for our country and the world, we are hopeful that 2022 finds you and your family healthy and happy. We are grateful for our clients and our team here at D.F. Dent and believe that the challenges that we have recently faced have made us better. We look to the new year with optimism, excitement, and gratitude. We appreciate the confidence you have placed in D.F. Dent and Co. and we will continue to work diligently on your behalf.
Respectively Submitted,
Daniel F. Dent Bruce L. Kennedy
Matthew F. Dent Gary D. Mitchell

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2021
IMPORTANT INFORMATION:
Investing involves risks, including the possible loss of principal. The DF Dent Premier Growth Fund (“Premier
Fund”) may invest in small and medium size companies. Investments in these companies, especially smaller companies, carry greater risk than is customarily associated with larger companies for various reasons such as increased volatility of earnings and prospects, narrower markets, limited financial resources and less liquid stock. The Premier Fund will typically invest in the securities of fewer issuers. If the Premier Fund’s portfolio is over weighted in a sector, any negative development affecting that sector will have a greater impact on the
Premier Fund than a fund that is not over weighted in that sector.
The S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held stocks. The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell Small Cap
Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
DECEMBER 31, 2021
Recent Performance
For the year ending December 31, 2021, the DF Dent Premier Growth Fund (the “Fund”) experienced a total return of +17.13% versus a total return of +28.71% for the S&P 500 Index (the “Index”), the benchmark we use for performance comparisons. Performance versus the Index for various periods ending December 31, 2021 was as follows:
Past performance is not indicative of future performance.
Although your Fund’s return of +17.13% in 2021 was considerably above its +11.18% annualized return over its
20.5 year life, it experienced a disappointing year relative to the Index. The 2021 underperformance of -11.58 percentage points occurred evenly in both halves of the year with underperformance of -5.02 percentage points in the most recent six months as indicated above.
What were the causes of this underperformance?
1. The Fund was underweighted in “mega cap” stocks, which performed strongly in 2021. The five largest stocks in the Index had a combined 23.03% weighting and contributed 7.73 percentage points to the Index’s return.
Your Fund had no position in Microsoft (MSFT), Apple (AAPL), or Tesla (TSLA), and a below Index weighting in
Amazon (AMZN) and Alphabet (GOOG), which represented the Index’s five largest holdings.
2. Many high-growth technology companies, which had performed very well in 2020 and early 2021, experienced compression in their valuations in the second half of 2021. Coupa Software (COUP), CrowdStrike Holdings
(CRWD), and Twilio (TWLO) continued to report strong operating results, but their stocks performed poorly in the second half of 2021. Some of these stocks such as BlackLine (BL), PROS Holdings (PRO), Atlassian, (TEAM),
and Twilio (TWLO) were trimmed or sold in the first half of 2021 due to high valuations, but the remaining positions mostly underperformed in the second half of the year.
The Fund holds a collection of these high-growth technology companies mentioned in #2 above, some of which have little or no GAAP
3
earnings. Managements generally reinvest the bulk of their cash flow into their fast-
growing businesses to strengthen market positions. In the absence of such earnings, analysts today tend to
3
Generally Accepted Accounting Principles.
Period Ending 12/31/2021
DF Dent
Premier Growth Fund S&P 500 Index
Outperformance
(Underperformance)
Six Months + 6.65% + 11.67% - 5.02%
Twelve Months + 17.13% + 28.71% - 11.58%
Three Years (annualized) + 29.02% + 26.07% + 2.95%
Three Years (cumulative) + 114.77% + 100.37% + 14.40%
Five Years (annualized) + 23.60% + 18.47% + 5.13%
Five Years (cumulative) + 188.42% + 133.41% + 55.01%
Ten Years (annualized) + 17.29% + 16.55% + 0.74%
Ten Years (cumulative) + 392.81% + 362.57% + 30.24%
Since Inception (7/16/2001) (annualized) + 11.18% + 9.09% + 2.09%
Since Inception (7/16/2001) (cumulative) + 775.16% + 492.7 6% + 282.40%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
DECEMBER 31, 2021
value these companies at multiples of their revenues. These multiples came under pressure during 2021 as fears around inflation and the potential for higher interest rates impacted market sentiment on the space. All else equal, higher rates generally result in future cash flows being more heavily discounted, making them worth less today. The strategy of your Adviser in managing the Fund is to hold a modest position in what it considers to be the “best-in-class”
4
companies within these market niches. Those “modest positions” ranged from 8.24%
in aggregate across seven companies at the beginning of 2021 to 7.35% in nine companies at year end. The performance of the stocks of these high-growth companies in the Fund ranged from +63.03% for Atlassian for all of 2021 to -37.02% for Coupa software from the time we bought it in July, a 100 percentage point performance differential. These two companies offset each other in their net impact on the Fund’s performance. As a group, these companies had a -1.27 percentage point impact on the Fund’s performance. Consequently, owning these high growth small companies with a performance decrement of -1.27 percentage points in your Fund versus the mega caps mentioned in #1 above with a performance increment of +7.73 percentage points for the Index explains 9 percentage points of your Fund’s underperformance in 2021.
Sector Allocation and Attribution
Allocation
The following bar chart presents the sector weightings of your Fund (DFDPX) versus the sector weightings of the
Index as of December 31, 2021:
Source: FactSet
4
The determination of “best-in-class” is solely the opinion of the Fund’s Adviser, and such opinion is subject to change.
Those companies that hold leading market share positions, strong growth potential, historically good profitability, and management teams known for integrity and good corporate governance are generally considered to be “best-in-class”.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
DECEMBER 31, 2021
These allocations were reasonably stable over the calendar year with the exception of Communication Services where the allocation increased from 4.7% to 7.1% in 2021. The Fund’s investments in this sector included one of its best performers, Alphabet (GOOG) which returned +65.2%, and Cable One (CABO), one of the worst performers at -20.4%. Together they generated a combined return of +16.1%. Health Care’s weighting of 23.4%
once again was the second largest sector behind Information Technology, and its performance of +28.7%
exceeded that of +26.0% for the Index. In 2020 your Fund’s Health Care sector’s return of +37.1% compared to that sector’s 13.5% return for the Index. It has surely been one of your Fund’s best sectors.
Information Technology was the largest sector at 26.6% compared to 29.1% in the Index. As mentioned in the previous section, your Fund’s emphasis on high-growth niche companies and underweighting in the mega cap group within Information Technology caused approximately nine percentage points of the Fund’s overall underperformance in 2021.
Attribution
The preceding table summarizes the weightings and performance by the five major sectors which represented
80.03% of your Fund compared with 63.64% for the Index at year end December 31, 2021.
As was the case in 2020, Health Care’s 2021 performance was led by the life sciences companies Bio-Techne
(TECH), Danaher (DHR), and Thermo Fisher (TMO) which returned +63.4%, +48.6%, and +43.5%, respectively.
Heightened spending on various tools consumed in the development of vaccines and testing for viruses was sustained in 2021 due to the new COVID virus variants Delta and Omicron.
Holdings of the tower companies American Tower and SBA Communications, which are assigned to the Real
Estate sector generated strong returns in 2021. CBRE Group, another Real Estate holding, was a top performer for the Fund and returned 73.0%. S&P Global and Moody’s returns of +44.7% and +35.6% were your Fund’s leading performers within the Financial sector.
Trends and Strategies
Two trends which your Fund’s Adviser has endeavored to capture within its investment strategies are the digitalization of everything (The Internet of Things- IOT) and remote working (work from home- WFH).
Qualcomm (QCOM) returned to the Fund in 2020. Your Adviser initially invested in Qualcomm early in this century to capture the global growth of wireless communications. Now Qualcomm is investing heavily in new
Five Largest Sectors of the Fund versus the Index
Sector Fund Weight Index Weight Fund Return Index Return
Information Technology 26.55% 29.06% - 0.91% + 34.66%
Health Care 23.39% 13.26% + 28.66% + 25.96%
Industrials 15.28% 7.86% + 13.99% + 20.95%
Real Estate 7.48% 2.75% + 47.84% + 46.13%
Financials 7.33% 10.71% + 33.14% + 35.04%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
DECEMBER 31, 2021
industries, as well as old industries such as the automotive sector’s current digitalization as well as autonomous vehicles. Guidewire Software (GWRE) and Black Knight (BKI) have developed software to bring the insurance and mortgage servicing industries into the twenty-first century.
Atlassian (TEAM), which returned 63.0% for the Fund in 2021, develops and sells collaboration software allowing employees to work together at remote locations. CoStar Group (CSGP) has developed software programs for digital commercial real estate information analytics and marketing and apartment lead generation and leasing.
These programs have broadened digital marketing in both real estate fields, reducing the necessity for onsite visits.
* The best and worst contributors are based upon weightings and price performance.
Three companies within the life sciences group - Bio-Techne (TECH), Danaher (DHR), and Thermo Fisher (TMO)
- were among the list of five best contributors in 2021. Thermo Fisher was also the fourth best contributor, and
Danaher was the fifth best contributor in the prior year, 2020. This year’s worst, BlackLine (BL), was the best contributor in 2020 when it had a net contribution of $8.75 million versus the 2021 loss of $2.5 million noted
above.
Best and Worst Performers
Five Best Contributors*
Investments
Fund Net Realized and
Unrealized Appreciation and
Income For the Year 2021
Fund Per Share
As of 12/31/21
Bio- Techne Corp. $ 7,770,454 $ 0.87
CBRE Group, Inc., Class A 6,653,182 0.75
Danaher Corp. 6,610,910 0.74
Thermo Fisher Scientific, Inc. 6,224,791 0.70
Alphabet, Inc., Class C 5,557,551 0.62
$ 32,816,888 $ 3.68
Five Worst Contributors*
Investments
Fund Net Realized and
Unrealized Losses and
Income For the Year 2021
Fund Per Share
As of 12/31/21
BlackLine, Inc. $ (2,513,838) $ (0.28)
Teleflex, Inc. (2,305,122) (0.26)
Cable One, Inc. (2,240,426) (0.25)
CoStar Group, Inc. (1,137,824) (0.13)
Coupa Software, Inc. (999,121) (0.11)
$ (9,196,331) $ (1.03)

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
DECEMBER 31, 2021
The best and worst individual stock performers for the Fund in 2021 regardless of portfolio weightings were:
Capital Gains Distribution Policy
As previously reported, it is the Adviser’s policy to distribute all net realized capital gains in December of each year. The history of capital gain distributions by year and amount per share has been:
Thus, a shareholder who purchased a share for $10.00 at the Fund’s inception (07/16/2001) would have received $17.79 in cash distributions for a total value of $67.13 as of 12/31/2021 ($17.79 cash distributions plus 12/31/2021 net asset value of $49.34). A shareholder who reinvested the above cash distributions at the time of each distribution would have accumulated a total value of $87.52 (taxes not included). The difference is the appreciation of the $17.79 reinvested in additional shares. If that shareholder had invested instead in the
Index, the total value before deducting the Index Fund’s advertised low fees would have been $59.28.
FIVE LARGEST EQUITY HOLDINGS
December 31, 2021
Best Worst
CBRE Group, Inc., Class A + 73.01% Coupa Software, Inc.
-
37.02%
Alphabet, Inc., Class C + 65.17% BlackLine, Inc.
-
22.37%
Bio- Techne Corp. + 63.39% Twilio, Inc.
-
22.20%
Atlassian Corp. PLC, Class A + 63.03% Cable One, Inc.
-
20.41%
Danaher Corp. + 48.57% Teleflex, Inc.
-
19.90%
December Amount per Share
2005 $ 0.10
2006 0.17
2007 0.24
2008 0.27
2015 3.32
2016 1.08
2017 2.85
2018 2.48
2019 2.61
2020 1.03
2021 3.64
Total $ 17.79
Quantity Security Total Cost Market Value
Percent of Net
Assets of the Fund
92,656 Visa, Inc., Class A $ 2,948,358 $ 20,079,482 4.57%
6,654 Alphabet, Inc., Class C 8,599,898 19,253,948 4.38
51,580 Intuitive Surgical, Inc. 4,747,516 18,532,694 4.21
27,144 Thermo Fisher Scientific, Inc. 6,762,247 18,111,563 4.12
53,248 Danaher Corp. 6,220,281 17,519,124 3.98
$ 29,278,300 $ 93,496,811 21.26%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
DECEMBER 31, 2021
It is the Adviser’s policy in managing the Fund to allow investments to become the largest positions through appreciation rather than committing large amounts of capital to become the largest positions. Consequently, the largest cost position in the above list of five large positions is Alphabet whose cost represented 1.95%
of the Fund compared with its market value of 4.38% of the Fund on December 31, 2021. These five largest holdings as a group represented 3.2X their cost bases.
The Fund did not invest in any derivative securities in 2021.
The views in this report were those of the Fund’s Adviser as of December 31, 2021, and may not reflect the
Adviser’s views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of the report date. All current and future holdings are subject to risk and are subject to change. Please see the Schedule of Investments in this report for a complete list of fund holdings. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment or tax advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2021
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Premier Growth Fund (the “Fund”) compared with the performance of the benchmark, S&P 500® Index ("S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Premier Growth Fund vs. S&P 500® Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.11%. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October
31, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After
Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
will increase if exclusions from the Expense Cap apply. Prior to June 25, 2021, shares redeemed within 60 days of purchase were charged a
2.00% redemption fee. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 233-3368.
Average Annual Total Returns
Periods Ended December 31, 2021 One Year Five Year Ten Year
DF Dent Premier Growth Fund 17.13% 23.60% 17.29%
S&P 500® Index 28.71% 18.47% 16.55%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2021
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 100.1%
Communication Services - 7.1%
6,654 Alphabet, Inc., Class C
(a)
$ 19,253,948
6,707 Cable One, Inc. 11,827,459
31,081,407
Consumer Discretionary - 6.9%
4,080 Amazon.com, Inc.
(a)
13,604,107
60,313 CarMax, Inc.
(a)
7,854,562
38,173 Dollar General Corp. 9,002,339
30,461,008
Financials - 7.3%
7,983 Markel Corp.
(a)
9,851,022
16,324 Moody's Corp. 6,375,828
34,091 S&P Global, Inc.
(a)
16,088,566
32,315,416
Health Care - 23.4%
29,456 Bio-Techne Corp. 15,238,767
53,248 Danaher Corp. 17,519,124
9,617 IDEXX Laboratories, Inc.
(a)
6,332,410
37,468 Illumina, Inc.
(a)
14,254,326
51,580 Intuitive Surgical, Inc.
(a)
18,532,694
8,163 Masimo Corp.
(a)
2,389,963
27,102 Teleflex, Inc. 8,902,465
27,144 Thermo Fisher Scientific, Inc. 18,111,563
7,033 Veeva Systems, Inc., Class A
(a)
1,796,791
103,078,103
Industrials - 15.3%
100,811 CoStar Group, Inc.
(a)
7,967,093
140,144 Fastenal Co. 8,977,625
104,635 HEICO Corp., Class A 13,447,690
20,759 TransDigm Group, Inc.
(a)
13,208,536
37,231 Verisk Analytics, Inc. 8,515,847
92,071 Waste Connections, Inc. 12,546,515
65,000 WillScot Mobile Mini Holdings
Corp.
(a)
2,654,600
67,317,906
Information Technology - 26.6%
37,593 ANSYS, Inc.
(a)
15,079,304
8,747 Atlassian Corp. PLC, Class A
(a)
3,335,144
25,054 Azenta, Inc. 2,583,318
154,131 Black Knight, Inc.
(a)
12,775,919
79,545 BlackLine, Inc.
(a)
8,236,089
13,694 Coupa Software, Inc.
(a)
2,164,337
23,308 Crowdstrike Holdings, Inc.,
Class A
(a)
4,772,313
50,486 Guidewire Software, Inc.
(a)
5,731,675
45,160 Mastercard, Inc., Class A 16,226,891
18,069 Okta, Inc.
(a)
4,050,528
76,336 QUALCOMM, Inc. 13,959,564
Shares Security Description Value
Information Technology - 26.6% (continued)
20,000 Sprout Social, Inc., Class A
(a)
$ 1,813,800
14,563 Twilio, Inc.
(a)
3,835,020
92,656 Visa, Inc., Class A 20,079,482
18,069 Workiva, Inc.
(a)
2,357,824
117,001,208
Materials - 6.0%
48,370 Ecolab, Inc. 11,347,118
71,708 Vulcan Materials Co. 14,885,147
26,232,265
Real Estate - 7.5%
35,480 American Tower Corp. REIT 10,377,900
130,821 CBRE Group, Inc., Class A
(a)
14,195,387
21,559 SBA Communications Corp. REIT 8,386,882
32,960,169
Total Common Stock (Cost $205,614,970) 440,447,482
Investments, at value - 100.1% (Cost
$205,614,970) $ 440,447,482
Other Assets & Liabilities, Net - (0.1)% (561,538)
Net Assets - 100.0% $ 439,885,944
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 440,447,482
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 440,447,482

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2021
PORTFOLIO HOLDINGS
% of Total Net Assets
Communication Services 7.1%
Consumer Discretionary 6.9%
Financials 7.3%
Health Care 23.4%
Industrials 15.3%
Information Technology 26.6%
Materials 6.0%
Real Estate 7.5%
Other Assets & Liabilities, Net (0.1)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021
ASSETS
Investments, at value (Cost $205,614,970) $ 440,447,482
Cash 172,470
Receivables:
Fund shares sold 226,024
Dividends 96,891
Prepaid expenses 14,473
Total Assets
440,957,340
LIABILITIES
Payables:
Fund shares redeemed 22,231
Accrued Liabilities:
Investment adviser fees 1,012,653
Trustees’ fees and expenses 260
Fund services fees 19,614
Other expenses 16,638
Total Liabilities
1,071,396
NET ASSETS
$ 439,885,944
COMPONENTS OF NET ASSETS
Paid-in capital $ 202,769,200
Distributable earnings 237,116,744
NET ASSETS
$ 439,885,944
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 8,915,467
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 49.34

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2021
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $6,156) $ 852,077
Interest income 163
Total Investment Income
852,240
EXPENSES
Investment adviser fees 2,223,937
Fund services fees 126,931
Custodian fees 21,267
Registration fees 13,555
Professional fees 26,318
Trustees' fees and expenses 5,201
Other expenses 32,268
Total Expenses 2,449,477
Fees waived
(225,557)
Net Expenses
2,223,920
NET INVESTMENT LOSS
(1,371,680)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 20,466,562
Net change in unrealized appreciation (depreciation) on investments
8,915,558
NET REALIZED AND UNREALIZED GAIN
29,382,120
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 28,010,440

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months
Ended
December 31, 2021
For the Year
Ended
June 30, 2021
OPERATIONS
Net investment loss $ (1,371,680) $ (2,218,054)
Net realized gain 20,466,562 23,015,840
Net change in unrealized appreciation (depreciation) 8,915,558 83,849,044
Increase in Net Assets Resulting from Operations
28,010,440 104,646,830
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(30,915,090) (9,000,041)
CAPITAL SHARE TRANSACTIONS
Sale of shares 11,805,914 44,346,027
Reinvestment of distributions 29,644,714 8,533,709
Redemption of shares
(29,583,786) (61,324,523)
Redemption fees
7 10,390
Increase (Decrease) in Net Assets from Capital Share Transactions
11,866,849 (8,434,397)
Increase in Net Assets
8,962,199 87,212,392
NET ASSETS
Beginning of Period
430,923,745 343,711,353
End of Period
$ 439,885,944 $ 430,923,745
SHARE TRANSACTIONS
Sale of shares 228,988 1,012,607
Reinvestment of distributions 621,873 194,878
Redemption of shares
(589,643) (1,386,281)
Increase (Decrease) in Shares
261,218 (178,796)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
December 31,
2021
For the Years Ended June 30,
2021 2020 2019 2018 2017
NET ASSET VALUE, Beginning of Period
$ 49.79 $ 38.91 $ 35.75 $ 32.13 $ 28.22 $ 24.42
INVESTMENT OPERATIONS
Net investment loss (a) (0.16) (0.25) (0.11) (0.16) (0.15) (0.07)
Net realized and unrealized gain
3.35 12.16 5.88 6.26 6.91 4.95
Total from Investment Operations
3.19 11.91 5.77 6.10 6.76 4.88
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(3.64) (1.03) (2.61) (2.48) (2.85) (1.08)
Total Distributions to Shareholders
(3.64) (1.03) (2.61) (2.48) (2.85) (1.08)
REDEMPTION FEES(a)
0.00(b) 0.00(b) – – – –
NET ASSET VALUE, End of Period
$ 49.34 $ 49.79 $ 38.91 $ 35.75 $ 32.13 $ 28.22
TOTAL RETURN
6.65%(c) 30.96% 16.82% 21.14% 24.97% 20.62%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 439,886 $ 430,924 $ 343,711 $ 212,004 $ 173,572 $ 146,716
Ratios to Average Net Assets:
Net investment loss (0.61)%(d) (0.57)% (0.30)% (0.51)% (0.50)% (0.26)%
Net expenses 0.99%(d) 0.99% 1.00% 1.07% 1.09% 1.10%
Gross expenses (e) 1.09%(d) 1.11% 1.15% 1.20% 1.22% 1.23%
PORTFOLIO TURNOVER RATE 7%(c) 14% 23% 23% 16% 13%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2021
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Midcap Growth Fund (the “Fund”) compared with the performance of the benchmark, the Russell Midcap Growth Index
(“Russell Midcap Growth”), since inception. The Russell Midcap Growth measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Midcap Growth Fund – Investor Shares vs. Russell Midcap Growth Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares, Institutional Shares and Institutional Plus Shares are 1.00%, 0.87% and 0.87%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.98%, 0.85%, and 0.79% of Investor Shares, Institutional
Shares and Institutional Plus Shares, respectively, through October 31, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by
Average Annual Total Returns
Periods Ended December 31, 2021 One Year Five Year Ten Year
DF Dent Midcap Growth Fund Investor Shares 12.30% 21.87% 17.14%
DF Dent Midcap Growth Fund Institutional Shares
(1)
12.31% 21.96% 17.18%
DF Dent Midcap Growth Fund Institutional Plus Shares
(1)
12.31% 21.96% 17.18%
Russell Midcap Growth Index 12.73% 19.83% 16.63%
(1)
Performance for the one year, five year, and since inception periods are a blended average annual return, which include the returns of the Investor Shares prior to the commencement of the Institutional Shares on November 29, 2017 and the Institutional Plus Shares
on December 3, 2021.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2021
the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-
current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Prior to June 25, 2021, shares redeemed within 60 days of purchase were charged a 2.00% redemption fee. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 233-3368.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2021
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 99.4%
Communication Services - 3.7%
19,337 Cable One, Inc. $ 34,099,833
Consumer Discretionary - 6.5%
149,913 Bright Horizons Family Solutions,
Inc.
(a)
18,871,048
174,068 CarMax, Inc.
(a)
22,668,876
75,474 Chewy, Inc.
(a)
4,450,702
74,568 Wayfair, Inc., Class A
(a)
14,165,683
60,156,309
Financials - 6.2%
27,163 Markel Corp.
(a)
33,519,142
62,539 Moody's Corp. 24,426,482
57,945,624
Health Care - 16.8%
62,992 Bio-Techne Corp. 32,588,281
16,104 IDEXX Laboratories, Inc.
(a)
10,603,840
94,391 Illumina, Inc.
(a)
35,910,112
48,796 Intuitive Surgical, Inc.
(a)
17,532,403
52,256 Masimo Corp.
(a)
15,299,512
80,745 Teleflex, Inc. 26,523,118
69,653 Veeva Systems, Inc., Class A
(a)
17,794,948
156,252,214
Industrials - 24.1%
291,806 CoStar Group, Inc.
(a)
23,061,428
420,054 Fastenal Co. 26,908,659
223,802 HEICO Corp., Class A 28,763,033
55,684 Old Dominion Freight Line, Inc. 19,956,032
56,201 SiteOne Landscape Supply, Inc.
(a)
13,616,379
49,443 TransDigm Group, Inc.
(a)
31,459,592
120,325 Verisk Analytics, Inc. 27,521,937
244,433 Waste Connections, Inc. 33,308,885
475,350 WillScot Mobile Mini Holdings
Corp.
(a)
19,413,294
224,009,239
Information Technology - 27.4%
102,313 ANSYS, Inc.
(a)
41,039,790
30,785 Atlassian Corp. PLC, Class A
(a)
11,738,013
285,080 Azenta, Inc. 29,394,599
488,220 Black Knight, Inc.
(a)
40,468,556
239,033 BlackLine, Inc.
(a)
24,749,477
53,905 Coupa Software, Inc.
(a)
8,519,685
54,617 Crowdstrike Holdings, Inc.,
Class A
(a)
11,182,831
149,493 Guidewire Software, Inc.
(a)
16,971,940
63,930 Okta, Inc.
(a)
14,331,188
243,560 PROS Holdings, Inc.
(a)
8,400,384
81,262 Sprout Social, Inc., Class A
(a)
7,369,651
43,687 Twilio, Inc.
(a)
11,504,535
Shares Security Description Value
Information Technology - 27.4% (continued)
25,546 Tyler Technologies, Inc.
(a)
$ 13,742,471
56,298 WNS Holdings, Ltd., ADR
(a)
4,966,609
73,663 Workiva, Inc.
(a)
9,612,285
253,992,014
Materials - 7.7%
150,398 Ecolab, Inc. 35,281,867
175,427 Vulcan Materials Co. 36,415,136
71,697,003
Real Estate - 7.0%
220,698 CBRE Group, Inc., Class A
(a)
23,947,940
104,803 SBA Communications Corp. REIT 40,770,463
64,718,403
Total Common Stock (Cost $694,110,591) 922,870,639
Money Market Fund - 0.7%
6,143,777 First American Treasury
Obligations Fund,
Class X, 0.01%
(b)
(Cost $6,143,777) 6,143,777
Investments, at value - 100.1% (Cost
$700,254,368) $ 929,014,416
Other Assets & Liabilities, Net - (0.1)% (1,045,383)
Net Assets - 100.0% $ 927,969,033
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December 31,
2021.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2021
The Level 1 value displayed in this table is Common Stock and Level
2 is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 922,870,639
Level 2 - Other Significant Observable Inputs 6,143,777
Level 3 - Significant Unobservable Inputs –
Total $ 929,014,416
PORTFOLIO HOLDINGS
% of Total Net Assets
Communication Services 3.7%
Consumer Discretionary 6.5%
Financials 6.2%
Health Care 16.8%
Industrials 24.1%
Information Technology 27.4%
Materials 7.7%
Real Estate 7.0%
Money Market Fund 0.7%
Other Assets & Liabilities, Net (0.1)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021
ASSETS
Investments, at value (Cost $700,254,368) $ 929,014,416
Receivables:
Fund shares sold 1,216,309
Investment securities sold 108,807
Dividends 87,542
Prepaid expenses 26,026
Total Assets
930,453,100
LIABILITIES
Payables:
Investment securities purchased 505,877
Fund shares redeemed 188,980
Accrued Liabilities:
Investment adviser fees 1,743,780
Trustees’ fees and expenses 921
Fund services fees 38,941
Other expenses 5,568
Total Liabilities
2,484,067
NET ASSETS
$ 927,969,033
COMPONENTS OF NET ASSETS
Paid-in capital $ 704,349,026
Distributable earnings 223,620,007
NET ASSETS
$ 927,969,033
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 8,041,897
Institutional Shares 12,713,163
Institutional Plus Shares 3,125,825
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $311,686,592) $ 38.76
Institutional Shares (based on net assets of $494,650,292) $ 38.91
Institutional Plus Shares (based on net assets of $121,632,149) $ 38.91

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2021
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $15,833) $ 1,247,762
Interest income 699
Total Investment Income
1,248,461
EXPENSES
Investment adviser fees 3,317,300
Fund services fees 229,051
Transfer agent fees:
Investor Shares 15,764
Institutional Shares 5,250
Institutional Plus Shares 268
Custodian fees 37,789
Registration fees:
Investor Shares 12,797
Institutional Shares 15,445
Institutional Plus Shares 1,347
Professional fees 38,733
Trustees' fees and expenses 8,586
Other expenses 58,450
Total Expenses 3,740,780
Fees waived
(61,612)
Net Expenses
3,679,168
NET INVESTMENT LOSS
(2,430,707)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 15,840,200
Net change in unrealized appreciation (depreciation) on investments
24,825,856
NET REALIZED AND UNREALIZED GAIN
40,666,056
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 38,235,349

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months
Ended
December 31, 2021
For the Year
Ended
June 30, 2021
OPERATIONS
Net investment loss $ (2,430,707) $ (3,130,222)
Net realized gain 15,840,200 13,915,097
Net change in unrealized appreciation (depreciation) 24,825,856 138,110,743
Increase in Net Assets Resulting from Operations
38,235,349 148,895,618
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (8,517,130) (919,753)
Institutional Shares (13,369,399) (988,441)
Institutional Plus Class (3,284,208) –
Total Distributions Paid
(25,170,737) (1,908,194)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 22,887,960 120,364,199
Institutional Shares 215,819,646 295,627,084
Institutional Plus Class 121,107,974 –
Reinvestment of distributions:
Investor Shares 8,470,761 907,943
Institutional Shares 13,087,522 966,567
Institutional Plus Class 3,284,208 –
Redemption of shares:
Investor Shares
(33,447,441) (130,257,205)
Institutional Shares
(145,982,342) (87,162,926)
Institutional Plus Class
(4,154,401) –
Redemption fees:
Investor Shares
79 68,687
Institutional Shares
– 19,683
Increase in Net Assets from Capital Share Transactions
201,073,966 200,534,032
Increase in Net Assets
214,138,578 347,521,456
NET ASSETS
Beginning of Period
713,830,455 366,308,999
End of Period
$ 927,969,033 $ 713,830,455
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 580,736 3,662,796
Institutional Shares 5,481,585 8,930,903
Institutional Plus Class 3,148,087 –
Reinvestment of distributions:
Investor Shares 225,766 26,525
Institutional Shares 347,518 28,130
Institutional Plus Class 87,184 –
Redemption of shares:
Investor Shares
(851,416) (3,874,261)
Institutional Shares
(3,771,902) (2,443,564)
Institutional Plus Class
(109,446) –
Increase in Shares
5,138,112 6,330,529

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
December 31,
2021
For the Years Ended June 30,
2021 2020 2019 2018 2017
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 38.01 $ 29.48 $ 25.83 $ 22.21 $ 18.08 $ 15.37
INVESTMENT OPERATIONS
Net investment loss (a) (0.11) (0.18) (0.08) (0.11) (0.11) (0.09)
Net realized and unrealized gain
1.94 8.81 3.93 4.41 4.30 2.81
Total from Investment Operations
1.83 8.63 3.85 4.30 4.19 2.72
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(1.08) (0.11) (0.24) (0.69) (0.06) (0.01)
Total Distributions to Shareholders
(1.08) (0.11) (0.24) (0.69) (0.06) (0.01)
REDEMPTION FEES(a)
0.00(b) 0.01 0.04 0.01 0.00(b) –
NET ASSET VALUE, End of Period
$ 38.76 $ 38.01 $ 29.48 $ 25.83 $ 22.21 $ 18.08
TOTAL RETURN
4.92%(c) 29.33% 15.14% 20.27% 23.21% 17.74%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 311,687 $ 307,341 $ 243,855 $ 58,367 $ 19,993 $ 35,652
Ratios to Average Net Assets:
Net investment loss (0.57)%(d) (0.54)% (0.28)% (0.46)% (0.52)% (0.55)%
Net expenses 0.84%(d) 0.89% 0.98% 0.98% 1.01% 1.10%
Gross expenses (e) 0.85%(d) 0.91%(f) 1.01%(f) 1.13% 1.40% 1.68%
PORTFOLIO TURNOVER RATE 13%(c) 30% 31% 29% 32% 31%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.
(f) Ratio includes recoupment, which amounted to 0.03% and 0.06%, respectively.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
December 31,
2021
For the Years Ended June 30, November 29,
2017 (a)
Through
June 30, 2018 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 38.15 $ 29.57 $ 25.88 $ 22.22 $ 20.56
INVESTMENT OPERATIONS
Net investment loss (b) (0.11) (0.17) (0.04) (0.08) (0.05)
Net realized and unrealized gain
1.95 8.86 3.97 4.43 1.77
Total from Investment Operations
1.84 8.69 3.93 4.35 1.72
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(1.08) (0.11) (0.24) (0.69) (0.06)
Total Distributions to Shareholders
(1.08) (0.11) (0.24) (0.69) (0.06)
REDEMPTION FEES(b)
– 0.00(c) 0.00(c) 0.00(c) 0.00(c)
NET ASSET VALUE, End of Period
$ 38.91 $ 38.15 $ 29.57 $ 25.88 $ 22.22
TOTAL RETURN
4.92%(d) 29.41% 15.26% 20.45% 8.40%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 494,650 $ 406,489 $ 122,454 $ 43,090 $ 27,141
Ratios to Average Net Assets:
Net investment loss (0.54)%(e) (0.50)% (0.15)% (0.33)% (0.36)%(e)
Net expenses 0.83%(e) 0.85% 0.85% 0.85% 0.85%(e)
Gross expenses (f) 0.84%(e) 0.86% 0.94% 1.11% 1.27%(e)
PORTFOLIO TURNOVER RATE 13%(d) 30% 31% 29% 32%(d)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout the period .
December 3, 2021 (a)
Through
December 31, 2021
INSTITUTIONAL PLUS SHARES
NET ASSET VALUE, Beginning of Period
$ 38.47
INVESTMENT OPERATIONS
Net investment income (b) (0.02)
Net realized and unrealized gain
1.54
Total from Investment Operations
$ 1.52
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(1.08)
Total Distributions to Shareholders
(1.08)
NET ASSET VALUE, End of Period
$ 38.91
TOTAL RETURN
4.05%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 121,632
Ratios to Average Net Assets:
Net investment loss (0.61)%(d)
Net expenses 0.79%(d)
Gross expenses (e) 0.85%(d)
PORTFOLIO TURNOVER RATE 13%(c)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during the period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2021
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Small Cap Growth Fund (the “Fund”) compared with the performance of the benchmark, the Russell 2000 Growth Index
(“Russell 2000 Growth”), since inception. The Russell 2000 Growth, the Fund‘s primary performance benchmark, measures the performance of those Russell 2000 Growth companies with higher price-to-value ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Small Cap Growth Fund – Investor Shares vs. Russell 2000 Growth Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional
Shares are 1.30% and 1.18%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.05% and 0.95% of Investor Shares and Institutional Shares, respectively, through October 31, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees.
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at
Average Annual Total Returns
Periods Ended December 31, 2021 One Year Five Year
Since Inception
(11/01/13)
(1)
DF Dent Small Cap Growth Fund Investor Shares 14.63% 19.09% 14.51%
DF Dent Small Cap Growth Fund Institutional Shares
(2)
14.71% 19.18% 14.56%
Russell 2000 Growth Index 2.83% 14.53% 11.55%
(1) Investor Shares commenced operations on November 1, 2013 and Institutional Shares commenced operations on November 20, 2017.
(2) Performance for the five year and since inception periods are a blended average annual return, which include the returns of the Investor
Shares prior to the commencement of the Institutional Shares.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2021
the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
will increase if exclusions from the Expense Cap apply. Prior to June 25, 2021, shares redeemed within 60 days of purchase were charged a
2.00% redemption fee. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower.
The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 233-3368.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2021
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to
Shares Security Description Value
Common Stock - 99.2%
Communication Services - 4.8%
1,977 Cable One, Inc. $ 3,486,340
29,637 Cogent Communications Holdings,
Inc. 2,168,836
5,655,176
Consumer Discretionary - 4.7%
20,507 Bright Horizons Family Solutions,
Inc.
(a)
2,581,421
22,182 Floor & Decor Holdings, Inc.,
Class A
(a)
2,883,882
5,465,303
Consumer Staples - 2.3%
71,115 Utz Brands, Inc. 1,134,285
6,430 WD-40 Co. 1,573,035
2,707,320
Financials - 7.7%
36,010 Hamilton Lane, Inc., Class A 3,731,356
13,729 Kinsale Capital Group, Inc. 3,265,992
15,336 Trupanion, Inc.
(a)
2,024,812
9,022,160
Health Care - 21.6%
115,578 Abcam PLC, ADR
(a)
2,721,862
3,553 Atrion Corp. 2,504,510
6,035 Bio-Techne Corp. 3,122,147
15,237 Castle Biosciences, Inc.
(a)
653,210
9,328 CryoPort, Inc.
(a)
551,938
37,446 HealthEquity, Inc.
(a)
1,656,611
30,121 LeMaitre Vascular, Inc. 1,512,978
15,706 Medpace Holdings, Inc.
(a)
3,418,254
9,140 Mesa Laboratories, Inc. 2,998,743
36,197 OrthoPediatrics Corp.
(a)
2,166,752
31,510 Progyny, Inc.
(a)
1,586,528
9,510 Repligen Corp.
(a)
2,518,628
25,412,161
Industrials - 23.5%
73,430 Douglas Dynamics, Inc. 2,868,176
25,028 Exponent, Inc. 2,921,518
29,949 HEICO Corp., Class A 3,849,046
55,529 IAA, Inc.
(a)
2,810,878
17,500 John Bean Technologies Corp. 2,687,300
21,803 Simpson Manufacturing Co., Inc. 3,032,143
14,405 SiteOne Landscape Supply, Inc.
(a)
3,490,043
21,324 Trex Co., Inc.
(a)
2,879,380
75,105 WillScot Mobile Mini Holdings
Corp.
(a)
3,067,288
27,605,772
Shares Security Description Value
Information Technology - 34.6%
31,359 Alarm.com Holdings, Inc.
(a)
$ 2,659,557
11,148 Aspen Technology, Inc.
(a)
1,696,726
27,255 Azenta, Inc. 2,810,263
26,875 Black Knight, Inc.
(a)
2,227,669
27,078 BlackLine, Inc.
(a)
2,803,656
3,049 Coupa Software, Inc.
(a)
481,894
9,213 Endava PLC, ADR
(a)
1,547,047
13,781 Envestnet, Inc.
(a)
1,093,385
52,964 EVERTEC, Inc. 2,647,141
109,866 Evo Payments, Inc., Class A
(a)
2,812,570
24,003 Guidewire Software, Inc.
(a)
2,725,061
99,514 Momentive Global, Inc.
(a)
2,104,721
20,133 Novanta, Inc.
(a)
3,550,052
23,623 Procore Technologies, Inc.
(a)
1,889,131
63,686 PROS Holdings, Inc.
(a)
2,196,530
13,172 Sprout Social, Inc., Class A
(a)
1,194,569
20,346 The Descartes Systems Group,
Inc.
(a)
1,682,207
21,766 WNS Holdings, Ltd., ADR
(a)
1,920,196
19,560 Workiva, Inc.
(a)
2,552,384
40,594,759
Total Common Stock (Cost $91,147,829) 116,462,651
Money Market Fund - 1.0%
1,199,072 First American Treasury
Obligations Fund,
Class X, 0.01%
(b)
(Cost $1,199,072) 1,199,072
Investments, at value - 100.2% (Cost
$92,346,901) $ 117,661,723
Other Assets & Liabilities, Net - (0.2)% (252,042)
Net Assets - 100.0% $ 117,409,681
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December
31, 2021.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2021
the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and the Level 2 value is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 116,462,651
Level 2 - Other Significant Observable Inputs 1,199,072
Level 3 - Significant Unobservable Inputs –
Total $ 117,661,723
PORTFOLIO HOLDINGS
% of Total Net Assets
Communication Services 4.8%
Consumer Discretionary 4.7%
Consumer Staples 2.3%
Financials 7.7%
Health Care 21.6%
Industrials 23.5%
Information Technology 34.6%
Money Market Fund 1.0%
Other Assets & Liabilities, Net (0.2)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021
ASSETS
Investments, at value (Cost $92,346,901) $ 117,661,723
Receivables:
Fund shares sold 219,086
Dividends 16,645
Prepaid expenses 21,229
Total Assets
117,918,683
LIABILITIES
Payables:
Investment securities purchased 232,032
Fund shares redeemed 39,632
Accrued Liabilities:
Investment adviser fees 222,348
Trustees’ fees and expenses 438
Fund services fees 5,675
Other expenses 8,877
Total Liabilities
509,002
NET ASSETS
$ 117,409,681
COMPONENTS OF NET ASSETS
Paid-in capital $ 92,367,047
Distributable earnings 25,042,634
NET ASSETS
$ 117,409,681
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 1,151,518
Institutional Shares 3,344,681
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $29,981,095) $ 26.04
Institutional Shares (based on net assets of $87,428,586) $ 26.14

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2021
INVESTMENT INCOME
Dividend income $ 204,074
Interest income 156
Total Investment Income
204,230
EXPENSES
Investment adviser fees 470,434
Fund services fees 43,357
Transfer agent fees:
Investor Shares 12,684
Institutional Shares 10,702
Custodian fees 5,190
Registration fees:
Investor Shares 9,816
Institutional Shares 11,167
Professional fees 17,330
Trustees' fees and expenses 2,886
Other expenses 24,045
Total Expenses 607,611
Fees waived
(66,615)
Net Expenses
540,996
NET INVESTMENT LOSS
(336,766)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 730,748
Net change in unrealized appreciation (depreciation) on investments
6,965,499
NET REALIZED AND UNREALIZED GAIN
7,696,247
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 7,359,481

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months
Ended
December 31, 2021
For the Year
Ended
June 30, 2021
OPERATIONS
Net investment loss $ (336,766) $ (259,770)
Net realized gain 730,748 2,826,878
Net change in unrealized appreciation (depreciation) 6,965,499 11,535,309
Increase in Net Assets Resulting from Operations
7,359,481 14,102,417
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (672,430) (367,653)
Institutional Shares (1,948,221) (626,752)
Total Distributions Paid
(2,620,651) (994,405)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 2,133,010 19,045,427
Institutional Shares 36,789,223 31,476,403
Reinvestment of distributions:
Investor Shares 643,382 350,682
Institutional Shares 1,681,845 448,928
Redemption of shares:
Investor Shares
(3,671,543) (3,089,879)
Institutional Shares
(6,975,068) (2,303,910)
Redemption fees:
Investor Shares
6,744 4,944
Institutional Shares
– 2,258
Increase in Net Assets from Capital Share Transactions
30,607,593 45,934,853
Increase in Net Assets
35,346,423 59,042,865
NET ASSETS
Beginning of Period
82,063,258 23,020,393
End of Period
$ 117,409,681 $ 82,063,258
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 83,197 840,765
Institutional Shares 1,442,524 1,388,020
Reinvestment of distributions:
Investor Shares 25,818 15,649
Institutional Shares 67,220 19,979
Redemption of shares:
Investor Shares
(139,071) (131,466)
Institutional Shares
(266,339) (100,565)
Increase in Shares
1,213,349 2,032,382

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
December 31,
2021
For the Years Ended June 30,
2021 2020 2019 2018 2017
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 24.94 $ 18.38 $ 17.10 $ 15.97 $ 13.29 $ 11.49
INVESTMENT OPERATIONS
Net investment loss (a) (0.09) (0.13) (0.09) (0.07) (0.06) (0.06)
Net realized and unrealized gain
1.78 7.16 1.63 2.19 2.74 1.86
Total from Investment Operations
1.69 7.03 1.54 2.12 2.68 1.80
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.60) (0.48) (0.26) (0.99) – –
Total Distributions to Shareholders
(0.60) (0.48) (0.26) (0.99) – –
REDEMPTION FEES(a)
0.01 0.01 0.00(b) – – 0.00(b)
NET ASSET VALUE, End of Period
$ 26.04 $ 24.94 $ 18.38 $ 17.10 $ 15.97 $ 13.29
TOTAL RETURN
6.90%(c) 38.60% 9.08% 15.01% 20.17% 15.67%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 29,981 $ 29,472 $ 8,394 $ 6,757 $ 5,734 $ 8,182
Ratios to Average Net Assets:
Net investment loss (0.70)%(d) (0.58)% (0.50)% (0.43)% (0.43)% (0.46)%
Net expenses 1.05%(d) 1.05% 1.05% 1.05% 1.10% 1.25%
Gross expenses (e) 1.18%(d) 1.30% 1.66% 2.30% 3.12% 3.25%
PORTFOLIO TURNOVER RATE 19%(c) 34% 38% 44% 40% 45%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
December 31,
2021
For the Years Ended June 30, November 20,
2017 (a)
Through
June 30, 2018 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 25.03 $ 18.42 $ 17.13 $ 15.97 $ 14.04
INVESTMENT OPERATIONS
Net investment loss (a) (0.08) (0.11) (0.07) (0.05) (0.02)
Net realized and unrealized gain
1.79 7.20 1.62 2.20 1.95
Total from Investment Operations
1.71 7.09 1.55 2.15 1.93
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.60) (0.48) (0.26) (0.99) –
Total Distributions to Shareholders
(0.60) (0.48) (0.26) (0.99) –
REDEMPTION FEES(b)
– 0.00(c) 0.00(c) – –
NET ASSET VALUE, End of Period
$ 26.14 $ 25.03 $ 18.42 $ 17.13 $ 15.97
TOTAL RETURN
6.92%(d) 38.79% 9.12% 15.20% 13.75%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 87,429 $ 52,591 $ 14,626 $ 12,332 $ 5,350
Ratios to Average Net Assets:
Net investment loss (0.58)%(e) (0.49)% (0.40)% (0.32)% (0.24)%(e)
Net expenses 0.95%(e) 0.95% 0.95% 0.95% 0.95%(e)
Gross expenses (f) 1.07%(e) 1.18% 1.72% 2.18% 2.91%(e)
PORTFOLIO TURNOVER RATE 19%(d) 34% 38% 44% 40%(d)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2021
Note 1. Organization
DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the
Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. DF Dent Premier
Growth Fund commenced operations on July 16, 2001. DF Dent Midcap Growth Fund’s Investor Shares,
Institutional Shares, and Institutional Plus Shares commenced operations on July 1, 2011, November 29,
2017, and December 3, 2021, respectively. DF Dent Small Cap Growth Fund’s Investor Shares and Institutional
Shares commenced operations on November 1, 2013 and November 20, 2017, respectively. The Funds seek long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each
Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees
(the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2021
determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2021, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2021
differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the
Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The DF Dent Midcap Growth Fund's and DF Dent Small Cap Growth Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Redemption Fees – Prior to June 25, 2021, a shareholder who redeems shares of each Fund within 60 days of purchase may incur a redemption fee of 2.00% of the current net asset value of shares redeemed, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each
Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for each Fund, if any, are reflected on the
Statements of Changes in Net Assets. Effective June 25, 2021, the Funds no longer charge a redemption fee.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – D.F. Dent and Company, Inc. (the “Adviser”) is the investment adviser to the Funds.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 0.99%, 0.75%, and 0.85% of the average daily net assets of DF Dent Premier Growth Fund, DF
Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2021
Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the
Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services.
Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-
Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive a portion of its fee and/or reimburse expenses for DF Dent
Premier Growth Fund, to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October 31, 2022. Additionally, the Adviser has contractually agreed to waive a portion of its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor
Shares, Institutional Shares, and Institutional Plus Shares to 0.98%, 0.85%, and 0.79%, respectively, through
October 31, 2022, for DF Dent Midcap Growth Fund. The Adviser has also contractually agreed to waive a portion of its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor Shares and Institutional Shares to
1.05% and 0.95%, respectively, through October 31, 2022, for DF Dent Small Cap Growth Fund.
Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended
December 31, 2021 , fees waived and expenses reimbursed were as follows:
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived and
Expenses Reimbursed
DF Dent Premier Growth Fund $ 199,563 $ - $ 25,994 $ 225,557
DF Dent Midcap Growth Fund 4,026 - 57,586 61,612
DF Dent Small Cap Growth Fund - 53,249 13,366 66,615

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2021
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
to exceed the lesser of ( i ) the then-current expense cap, or (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of December 31, 2021 , $1,006,750, $4,026 and $322,021 are subject to recoupment by the Adviser for the DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent
Small Cap Growth Fund, respectively.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-
term investments during the period ended December 31, 2021 , were as follows:
Note 6. Federal Income Tax
As of December 31, 2021 , cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
As of June 30, 2021 , distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the
Statements of Assets and Liabilities are primarily due to wash sales and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.
Purchases Sales
DF Dent Premier Growth Fund $ 32,834,904 $ 51,713,155
DF Dent Midcap Growth Fund 292,888,447 113,081,438
DF Dent Small Cap Growth Fund 49,422,738 20,189,782
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
DF Dent Premier Growth Fund $ 236,181,733 $ (1,349,221) $ 234,832,512
DF Dent Midcap Growth Fund 239,480,708 (10,720,660) 228,760,048
DF Dent Small Cap Growth Fund 27,469,218 (2,154,396) 25,314,822
Undistributed
Ordinary Income
Undistributed Long-
Term Gain
Unrealized
Appreciation Total
DF Dent Premier Growth Fund $ 2,163,629 $ 12,732,694 $ 225,125,071 $ 240,021,394
DF Dent Midcap Growth Fund 6,897,806 6,146,390 197,511,199 210,555,395
DF Dent Small Cap Growth Fund 411,672 1,801,851 18,090,281 20,303,804

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION
DECEMBER 31, 2021
Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-
4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Funds' investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2020 through June 30, 2021 in order to prepare a written report to the Board for review at its meeting held on September 9, 2021.
The Program Administrator’s written report stated that: (i) the Funds are able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’
interests in the Funds; (ii) the Funds' strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Funds' portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the
Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a
“highly liquid investment minimum” for the Funds because the Funds primarily hold “highly liquid investments”;
and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (866) 233-3368 and on the SEC’s website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 233-3368 and on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION
DECEMBER 31, 2021
Shareholder Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 (December 3, 2021 for the DF Dent Midcap Growth Fund Institutional Plus Shares)
through December 31, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION
DECEMBER 31, 2021
Beginning
Account Value
July 1, 2021
Ending
Account Value
December 31, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
DF Dent Premier Growth Fund
Actual $ 1,000.00 $ 1,066.53 $ 5.16 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.21 $ 5.04 0.99%
DF Dent Midcap Growth Fund
Investor Shares
Actual $ 1,000.00 $ 1,049.16 $ 4.34 0.84%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.97 $ 4.28 0.84%
Institutional Shares
Actual $ 1,000.00 $ 1,049.21 $ 4.29 0.83%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.02 $ 4.23 0.83%
DF Dent Small Cap Growth Fund
Investor Shares
Actual $ 1,000.00 $ 1,069.05 $ 5.48 1.05%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.91 $ 5.35 1.05%
Institutional Shares
Actual $ 1,000.00 $ 1,069.18 $ 4.95 0.95%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.42 $ 4.84 0.95%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.
Beginning
Account Value
December 3, 2021
Ending
Account Value
December 31, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
DF Dent Midcap Growth Fund
Institutional Plus Shares
Actual $ 1,000.00 $ 1,040.50 $ 0.64 0.79%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,003.30 $ 0.63 0.79%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (29) divided by 365 to reflect the half-year period.

DF Dent Premier Growth Fund – DFDPX
DF Dent Midcap Growth Fund Investor Shares – DFDMX
DF Dent Midcap Growth Fund Institutional Shares – DFMGX
DF Dent Midcap Growth Fund Institutional Plus Shares – DFMLX
DF Dent Small Cap Growth Fund Investor Shares – DFDSX
DF Dent Small Cap Growth Fund Institutional Shares – DFSGX
INVESTMENT ADVISER
D.F. Dent and Company, Inc.
400 E. Pratt Street, 7th Floor
Baltimore, MD 21202
www.dfdent.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
(866) 2DF-DENT
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
221-SAR-1221
This report is submitted for the general information of the
shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an
effective prospectus, which includes information regarding the
Funds' risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 25, 2022

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 25, 2022